united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive., Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

Donoghue Forlines Tactical Allocation Fund

Class	A:	GTAAX
Class	C:	GLACX
Class	I:	GTAIX

Donoghue Forlines Tactical Income Fund

Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

Donoghue Forlines Dividend Fund

Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

Donoghue Forlines Momentum Fund

Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

Donoghue Forlines Risk Managed Income Fund

Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Annual Report

June 30, 2023

1-877-779-7462

www.donoghueforlinesfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Momentum Fund, or Donoghue Forlines Tactical Allocation Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

DONOGHUE FORLINES TACTICAL ALLOCATION FUND

DONOGHUE FORLINES TACTICAL INCOME FUND

DONOGHUE FORLINES DIVIDEND FUND

DONOGHUE FORLINES MOMENTUM FUND

DONOGHUE FORLINES RISK MANAGED INCOME FUND

ANNUAL LETTER TO SHAREHOLDERS

BY JEFFREY R. THOMPSON, CEO & PORTFOLIO MANAGER

AUGUST 15, 2023

Dear Investors,

We are pleased to address our twelfth annual letter to shareholders for the Donoghue Forlines Tactical Income Fund, ninth for the Donoghue Forlines Dividend Fund, sixth for the Donoghue Forlines Momentum Fund, and fifth for Donoghue Forlines Tactical Allocation Fund, and the Donoghue Forlines Risk Managed Income Fund.

Donoghue Forlines Tactical Allocation Fund

The Donoghue Forlines Tactical Allocation Fund’s investment objective is to provide long-term capital appreciation. The Fund is a core portfolio that contains three asset classes in one account: equities, fixed income and alternatives. The macro top-down approach strategy targets long-term global macro-economic trends while analyzing shorter-term economic variables in assessing potential price movements in the three main asset classes. All non-cash positions are ’40 Act funds giving flexibility in terms of low-cost asset allocation. The portfolio holds fixed income investments in almost all market conditions, but there is wide discretion in the holding percentages of equities and alternatives.

The Fund seeks to achieve long-term capital appreciation by diversifying the Fund’s portfolio across several different asset classes that have low or negative correlations to one another. By having a portfolio with multiple asset classes with differing correlations, the total volatility of the Fund’s portfolio should be lower than some, or all, of the underlying asset classes if they were held individually. Also, the Fund uses cash as a tactical asset class during times of high market volatility to help further reduce the risk of the portfolio.

800.642.4276	DonoghueForlines.com	One International Place, Suite 310 Boston, MA 02110

DONOGHUE FORLINES FUNDS
ANNUAL LETTER TO SHAREHOLDERS

Included below is the performance during the period from July 1, 2022 to the period ending June 30, 2023 and year-to -date through June 30, 2023 for the Donoghue Forlines Tactical Allocation Fund’s share classes, the HFRU Hedge Fund benchmark, and MSCI ACWI Index:

	One Year	YTD
Donoghue Forlines Tactical Allocation Fund - Class A	8.47%	7.32%
Donoghue Forlines Tactical Allocation Fund - Class A with load	3.05%	1.94%
Donoghue Forlines Tactical Allocation Fund - Class C	7.59%	6.96%
Donoghue Forlines Tactical Allocation Fund - Class I	8.78%	7.48%
HFRU Hedge Fund Index*	3.80%	2.35%
MSCI ACWI Index	16.53%	13.94%

Source: Ultimus Fund Solutions; * Donoghue Forlines and Morningstar Direct

Donoghue Forlines Tactical Income Fund

The Donoghue Forlines Tactical Income Fund’s objective is total return from income and capital appreciation with the preservation of capital a secondary objective. The Fund finds income opportunities across the three major asset classes— global fixed income, global equities and alternatives. We believe this orientation is critical to both short- and long-term investment success.

The Fund’s investment process combines a tactical and strategic top-down macro approach to asset allocation with a global orientation. The portfolio invests in ’40 Act Funds across three asset classes — equities, fixed income and alternatives by taking a long-term secular view with tactical positioning during the shorter-term business and credit cycles. The portfolio can hold sovereign and corporate bonds denominated in both US dollar and foreign currencies. Additionally, up to 15% of the portfolio can be allocated to US and foreign equities, and up to 40% can be allocated to alternative asset classes. The strategy utilizes long-term macroeconomic and geopolitical variables to analyze the effects on currencies and interest rates. The portfolio objective is linked to the performance of global fixed income markets and, to a lesser extent, equity, currency, and alternative markets.

Included below is the performance during the period from July 1, 2022 through June 30, 2023 and year-to-date through June 30, 2023 for the Donoghue Forlines Tactical Income Fund’s various share classes and respective fixed income indexes performance:

	One Year	YTD
Donoghue Forlines Tactical Income Fund - Class A	2.03%	3.30%
Donoghue Forlines Tactical Income Fund - Class A with load	-3.0 6%	-1.83%
Donoghue Forlines Tactical Income Fund - Class C	1.24%	2.96%
Donoghue Forlines Tactical Income Fund - Class I	2.35%	3.44%
Bloomberg Global Aggregate Bond Index	-1.32%	1.43%
Blended Income Benchmark: 60% HFRU Hedge Fund Composite	1.81%	2.02%
USD Index/40% Bloomberg Global Aggregate Bond Index*

Source: Ultimus Fund Solutions; * Donoghue Forlines and Morningstar Direct

Donoghue Forlines Dividend Fund

The Donoghue Forlines Dividend Fund’s primary objective is total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the fund.

DONOGHUE FORLINES FUNDS
ANNUAL LETTER TO SHAREHOLDERS

The Donoghue Forlines Dividend Fund (the Fund) is a rules-based strategy that tracks a proprietary index identified in the Fund’s prospectus. The Fund employs a disciplined investment selection process with tactical overlays that determine whether it will be in a bullish (invested) or defensive position. The tactical overlays are made up of two triggers. The first trigger tracks exponential moving averages of the stocks in the Fund to identify potentially negative intermediate- term trends. The second is a longer-term exponential moving average crossover that more broadly can be indicative of the health of the economy and monitors longer term evolving problems that could lead to bear markets or recessions. Based on the status of each tactical indicator, the Fund could be 100% in equities, 50% in equities-50% defensive, or 100% defensive. When in a defensive position, the Fund will invest in short-term U.S. Treasury ETFs or cash equivalents.

When bullish, the Fund allocates equally in up to 50 stocks, diversified amongst a market neutral weight of sectors. The stocks are selected based on having the highest dividend yields in their sector as well as meeting other quality factors. If stocks fail to meet the yield and quality requirements in any sector, only the stocks that meet all the requirements will be included, and the remaining allocation is equally divided between the full final list of selected securities. The sectors used are Business Services, Consumer Cyclicals, Consumer Non-Cyclicals, Consumer Services, Energy, Finance, Healthcare, Industrials, Non-Energy Materials, Real Estate, Technology, Telecommunications, and Utilities. Additionally, when bullish, the Fund rebalances and reconstitutes quarterly to bring the holdings back to an equal weighting.

Included below is the performance during the period from July 1, 2022 through June 30, 2023 and year-to-date through June 30, 2023 for the Donoghue Forlines Dividend Fund’s various share classes and the benchmark indexes:

	One Year	YTD
Donoghue Forlines Dividend Fund - Class A	-2.81%	-3.64%
Donoghue Forlines Dividend Fund - Class A with load	-7.66%	-8.44%
Donoghue Forlines Dividend Fund - Class C	-3.58%	-4.05%
Donoghue Forlines Dividend Fund - Class I	-2.56%	-3.42%
Russell 1000 Value Index*	11.54%	5.12%

Source: Ultimus Fund Solutions; * Donoghue Forlines and Morningstar Direct

DONOGHUE FORLINES FUNDS
ANNUAL LETTER TO SHAREHOLDERS

Donoghue Forlines Momentum Fund

The Donoghue Forlines Momentum Fund’s primary investment objective is capital growth with a secondary objective of generating income.

The Donoghue Forlines Momentum Fund (the Fund) is a rules-based strategy that tracks a proprietary Index identified in the Fund’s prospectus. The Fund employs a disciplined investment selection process with tactical overlays that determines whether it will be in a bullish (invested) or defensive position. The tactical overlays are made up of two triggers. The first trigger tracks exponential moving averages of the stocks in the Fund to identify potentially negative intermediate- term trends. The second is a longer-term exponential moving average crossover that more broadly can be indicative of the health of the economy and monitors longer term evolving problems that could lead to bear markets or recessions. Based on the status of each tactical indicator, the Fund could be 100% in equities, 50% in equities-50% defensive or 100% defensive. When in a defensive position, the Fund will invest in short-term U.S. Treasury ETFs or cash equivalents.

When bullish, the Fund allocates equally in up to 50 stocks, diversified amongst a market neutral weight of sectors. The stocks are selected based on having the highest trailing 12- month risk-adjusted momentum in their sector as well as meeting other quality factors. If stocks fail to meet the momentum and quality requirements in any sector, only the stocks that meet all the requirements will be included, and the remaining allocation is equally divided between the full final list of selected securities. The sectors used are Business Services, Consumer Cyclicals, Consumer Non-Cyclicals, Consumer Services, Energy, Finance, Healthcare, Industrials, Non-Energy Materials, Real Estate, Technology, Telecommunications, and Utilities. Additionally, when bullish, the Fund rebalances and reconstitutes quarterly to bring the holdings back to an equal weighting.

Included below is the performance during the period from inception, July 1, 2022, through June 30, 2023 and year-to-date through June 30, 2023 for the Donoghue Forlines Momentum Fund’s various share classes and benchmark indexes:

	One Year	YTD
Donoghue Forlines Momentum Fund - Class A	3.72%	10.23%
Donoghue Forlines Momentum Fund - Class A with load	-2.25%	3.92%
Donoghue Forlines Momentum Fund - Class C	2.88%	9.76%
Donoghue Forlines Momentum Fund - Class I	3.95%	10.40%
Russel 1000 Total Return Index*	19.36%	16.68%

Source: Ultimus Fund Solutions; * Donoghue Forlines and Morningstar Direct

DONOGHUE FORLINES FUNDS
ANNUAL LETTER TO SHAREHOLDERS

Donoghue Forlines Risk Managed Income Fund

The Donoghue Forlines Risk Managed Income Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.

The Fund uses a short -term and an intermediate-term tactical overlay to determine whether to be in a bullish or defensive posture. Each tactical overlay will trigger 50% of the Fund into a defensive position, should market conditions warrant. When in a defensive position, the Fund will be invested in short-term U.S. Treasury ETFs and or cash equivalents.

When bullish, the Fund will direct investments into a selection of Floating Rate mutual funds/ETFs and High Yield Bond ETFs. Additionally, when in a bullish posture, the Fund will rebalance holdings and reconstitute annually.

Included below is the performance during the period from inception, July 1, 2022, through June 30, 2023 and year-to-date through June 30, 2023 for the Donoghue Forlines Risk Managed Income Fund’s various share classes and the S&P/LSTA U.S. Leveraged Loan 100 Total Return Index:

	One Year	YTD
Donoghue Forlines Risk Managed Income Fund - Class A	2.23%	3.44%
Donoghue Forlines Risk Managed Income Fund - Class A with Load	-2.91%	-1.75%
Donoghue Forlines Risk Managed Income Fund - Class C	0.67%	2.54%
Donoghue Forlines Risk Managed Income Fund - Class I	1.67%	3.01%
S&P/LSTA U.S. Leveraged Loan 100 Total Return Index	11.77%	6.29%

Source: Ultimus Fund Solutions

THE YEAR IN REVIEW & OUTLOOK

Asset prices staged a broad-based recovery during the time period ended June 30th. Rapid inflation pressures came off the boil and economic expansion continued better than expected providing a favorable environment for risk assets.

As we start the second half of 2023, the S&P 500 Total Return Index is up 19% and is now just ~5% from making a new all-time high. Ever since the top of the bear market downtrend channel was broken and then tested back in January, it has been off to the races for bulls.

Global stocks and other risk assets have brushed off regional bank failures, the arrest of a former president (and favorite for challenging candidate in 2024), fears of a US recession, the gating of large real estate funds, disappointment in China’s reopening, and further interest rate increases from the US Federal Reserve, the European Central Bank and other major developed world central banks. In short, stocks have done an impressive job of climbing the proverbial “wall of worry.”

There are a number of factors that can explain this rally. Better-than-expected economic conditions in the first half of 2023 have contributed to this dynamic. Another obvious one is hopes of large productivity gain from artificial intelligence. And finally, tamer inflation numbers, thanks in part to stable energy prices.

DONOGHUE FORLINES FUNDS
ANNUAL LETTER TO SHAREHOLDERS

The Fed’s battle to bring inflation down has worked well so far, with headline year over year CPI falling for a record (since 1945) 12 months in a row down to its current level of 2.97%. Producer prices (PPI) led CPI on the way up and the way down, and its year over year reading has gotten all the way down to just 0.1%. Forward inflation indicators like the net number of commodities rising in price in the monthly ISM survey predict even lower CPI readings.

Therefore, investor’s confidence in a “soft landing” has powered gains across risk assets, leading to a historic first half of the year. But are they right? And more importantly, going forward will the rally continue?

While the bullish narrative appears to be forming, and we suggested this scenario earlier in the year we still believe there are highly plausible factors of the market facing downside risk.

Tighter Federal Reserve

The Fed has raised interest rates 525 basis points in a historically short timeframe. The effect of these hikes’ filters through the economy with a lag. And the economy and financial system are already showing cracks. After the SVB failure, the Fed injected $400B into the system. As it did this, the “liquidity stars” of the last bull market – META, APPL, MSFT, GOOGL, AMZN, NVDA, TSLA – all soared. Yet, the Fed has now actively withdrawn support and its balance sheet has shrunk by $230B in recent weeks. Even more, it’s not a foregone conclusion interest rate policy has pivoted. A big risk could be hotter than expected inflation prints.

Lack of Breadth

Much of the YTD rally in the major indices has been narrow, confined to the monopolistic tech stocks previously mentioned. These companies are trading at a 30x PE vs. 17x for the rest of the S&P. There are plenty of headwinds to these valuation multiples and while aberrations can continue for a while, we believe that it is implausible for the market to rely on this narrow group of stocks for much longer. The equal weight S&P 500 index continues to lag and narrow rallies are rarely a sign of a healthy market.

Recession

Recession is the most important domino in all of asset allocation. Recession bells have been ringing for months now, but a combination of fiscal policy and the labor market have prevented the 2022 bear market from causing a recession. However, with a deeply inverted yield curve, it is likely a question of when, not if, we enter a recession. The rest of 2023 will be defined by the economy and asset markets digesting the lagging effects of the Fed’s aggressive monetary tightening.

It would be very on brand for stocks to melt up into recession, right before a hard landing. Just as investors start piling into stocks because of the “fear of missing out” on returns. For example, the S&P 500 rallied 11% in the two months after Bear Stearns collapsed in March of 2008. Currently, the S&P 500 is up 7% since the collapse of SVB.

While we believe a recession has likely been delayed, we do not think a harder landing is properly priced into asset markets. The economy is still digesting the effects of lagging monetary policy, and the Fed is likely not done raising rates. The Fed still highlights risks that the market has written off as ambivalent.

While there is scope for economic data to remain resilient over the near-term and continue to support equities over a tactical investment horizon, we doubt that this resilience can be sustained over the longer term. Instead, the elevated likelihood of a recession over a 12-month horizon will eventually weigh on the performance of equities. Moreover, recovering stock prices suggest that equities are not priced for recession, making them more vulnerable to the downside in the event of an economic downturn.

DONOGHUE FORLINES FUNDS
ANNUAL LETTER TO SHAREHOLDERS

The Bond market is much more reflective of this dynamic. After moving in tandem with stocks for the past several years, they have meaningfully diverged in 2023. Additionally, the yield curve remains inverted and bond volatility significantly higher than equity. Whatever the reason, the divergence of bond and equity volatility still raises the fear that equity market volatility will play catch-up with the signal being sent by the bond market.

Despite lackluster fundamentals, market technicals remain bullish. While we are overbought in the short-term, the longer-term trend remains higher, and our equity rules-based strategies remain fully invested.

Ultimately, we believe risk management is the most important factor to wealth accumulation and preservation. We build portfolios with the objective of minimizing downside capture. After an incredible rally to start the year, we believe it’s prudent to begin to have some caution. We will continue to monitor our portfolios as the facts change and will remain tactical as the situation evolves.

How Market Conditions Affected Fund Performance

DONOGHUE FORLINES TACTICAL ALLOCATION FUND

Our Tactical Allocation Fund was able to take advantage of a pro -risk environment over the past year. Through a combination of top- down asset allocation and more granular asset selection, the Fund outperformed its benchmark and performed well against its peers as designated by Morningstar.

DONOGHUE FORLINES TACTICAL INCOME FUND

Despite a relatively challenging time period for fixed income, our Tactical Income Fund was able to take advantage of opportunities in its multi- asset income universe. Through a combination of top -down asset allocation and more granular asset selection, the Fund outperformed its benchmark and performed in line with its peers as designated by Morningstar.

DONOGHUE FORLINES DIVIDEND FUND

After a strong past two calendar years, our Dividend Fund struggled during the time period. Value outperformance has subdued in 2023, and we were in 50% treasury exposure at inopportune times. The Fund underperformed its benchmark and its peers as designated by Morningstar

DONOGHUE FORLINES MOMENTUM FUND

Our Momentum Fund faced some challenges at the end of 2022, when we were 100% in treasuries and the market climbed a wall of worry. However, the fund has been fully invested in equities since the end of last year, and has recovered. During the time period the Fund underperformed its benchmark and performed in line with its peers as designated by Morningstar.

DONOGHUE FORLINES RISK MANAGED INCOME FUND

Our Risk Managed Income Fund faced some challenges during the time period. We were overexposed to cash and equivalents as credit recovered. However, our focus is on absolute performance, and the Fund performed well in the broader fixed income category. But the Fund underperformed its benchmark and its peers as designated by Morningstar

DONOGHUE FORLINES FUNDS
ANNUAL LETTER TO SHAREHOLDERS

The following reflects Donoghue Forlines Funds’ portfolios positioning as of June 30, 2023.

Donoghue Forlines Tactical Allocation Fund

Positioning: 22% allocated to fixed income, 30% allocated to equities, 20% allocated to alternatives via ETF exposure. And 28% allocated to money markets.

Donoghue Forlines Tactical Income Fund

Positioning: 34% allocated to fixed income, 10% allocated to equities, 8% allocated to alternatives via ETF exposure. And 48% allocated to money markets.

Donoghue Forlines Dividend Fund

Positioning: 50% allocated to large and mid- sized high yielding stocks with a diversified sector exposure and quality orientation and 50% invested in a mix of Treasury ETFs.

Date	Action	Positioning
9/6/2022	Q3 Reconstitution & Rebalance	50% Equities/50% Treasuries
11/22/2022	BUY signal	100% Equities
12/6/2022	Q4 Reconstitution & Rebalance	100% Equities
3/6/2023	Q1 Reconstitution & Rebalance	100% Equities
3/24/2023	SELL signal	50% Equities/50% Treasuries
6/6/2023	Q2 Reconstitution & Rebalance	50% Equities/50% Treasuries

Donoghue Forlines Momentum Fund

Positioning: 100% invested in large and mid-sized stocks exhibiting strong short-term momentum with a diversified sector exposure.

Date	Action	Positioning
9/6/2022	Q3 Reconstitution & Rebalance	50% Equities/50% Treasuries
10/12/2022	SELL signal	100% Treasuries
11/29/2022	BUY signal	100% Equities
12/6/2022	Q4 Reconstitution & Rebalance	100% Equities
3/6/2023	Q1 Reconstitution & Rebalance	100% Equities
6/6/2023	Q2 Reconstitution & Rebalance	100% Equities

DONOGHUE FORLINES FUNDS
ANNUAL LETTER TO SHAREHOLDERS

Donoghue Forlines Risk Managed Income Fund

Positioning: 100% allocated to floating rate and high yield securities.

Date	Action	Positioning
8/4/2022	BUY signal	50% HY/FR / 50% Cash
8/11/2022	BUY signal	100% HY/FR
8/31/2022	SELL signal	85% HY/FR / 15% Cash
9/14/2022	SELL signal	43% HY/FR / 57% Cash
9/27/2022	SELL signal	100% Cash
4/12/2023	BUY signal	50% HY/FR / 50% Cash
4/28/2023	BUY signal	100% HY/FR

DIVIDENDS AND DISTRIBUTIONS

In accordance with the Funds’ policies and prospectuses the Donoghue Forlines Dividend Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Tactical Allocation Fund and Donoghue Forlines Momentum Fund made the following dividend and capital gain distributions for each of the respective share classes:

Donoghue Forlines Tactical Allocation Fund Class A

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022			0.0057	0.0057
12/23/2022			0.1318	0.1318
3/29/2023			0.0132	0.0132
6/28/2023			0.0813	0.0813

Donoghue Forlines Tactical Allocation Fund Class C

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022
12/23/2022			0.1142	0.1142
3/29/2023			0.0630	0.0630
6/28/2023

Donoghue Forlines Tactical Allocation Fund Class I

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022			0.0116	0.0116
12/23/2022			0.1382	0.1382
3/29/2023			0.0189	0.0189
6/28/2023			0.0874	0.0874

DONOGHUE FORLINES FUNDS
ANNUAL LETTER TO SHAREHOLDERS

Donoghue Forlines Tactical Income Fund Class A

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022			0.0228	0.0228
12/23/2022
3/29/2023			0.1209	0.1209
6/28/2023			0.1103	0.1103

Donoghue Forlines Tactical Income Fund Class C

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022			0.0047	0.0047
12/23/2022
3/29/2023			0.1052	0.1052
6/28/2023			0.0945	0.0945

Donoghue Forlines Tactical Income Fund Class I

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022			0.0284	0.0284
12/23/2022
3/29/2023			0.1264	0.1264
6/28/2023			0.1159	0.1159

Donoghue Forlines Dividend Fund Class A

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022			0.0163	0.0163
12/23/2022			0.0275	0.0275
3/29/2023			0.0458	0.0458
6/28/2023			0.0300	0.0300

Donoghue Forlines Dividend Fund Class C

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022			0.0109	0.0109
12/23/2022
3/29/2023			0.0298	0.0298
6/28/2023			0.0149	0.0149

Donoghue Forlines Dividend Fund Class I

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022			0.0218	0.0218
12/23/2022			0.0333	0.0333
3/29/2023			0.0514	0.0514
6/28/2023			0.0354	0.0354

Donoghue Forlines Momentum Fund Class A

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022
12/23/2022
3/29/2023
6/28/2023

Donoghue Forlines Momentum Class C

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022
12/23/2022
3/29/2023
6/28/2023

DONOGHUE FORLINES FUNDS
ANNUAL LETTER TO SHAREHOLDERS

Donoghue Forlines Momentum Class I

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022
12/23/2022
3/29/2023
6/28/2023

Donoghue Forlines Risk Managed Income Fund Class A

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022			0.0449	0.0449
12/23/2022
3/29/2023			0.0905	0.0905
6/28/2023			0.0897	0.0897

Donoghue Forlines Risk Managed Income Fund Class C

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022			0.0271	0.0271
12/23/2022			0.0364	0.0364
3/29/2023			0.0523	0.0523
6/28/2023			0.1066	0.1066

Donoghue Forlines Risk Managed Income Fund Class I

Date	ST Capital Gains	LT Capital Gains	Dividend Income	Distribution Total
9/28/2022			0.0510	0.0510
12/23/2022			0.0612	0.0612
3/29/2023			0.0753	0.0753
6/28/2023			0.1304	0.1304

We want to thank you for your continued investment and vote of confidence in the Donoghue Forlines Funds.

Regards,

CEO and Portfolio Manager

Donoghue Forlines LLC

Adviser to Donoghue Forlines Dividend Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Tactical Allocation Fund and Donoghue Forlines Momentum Fund

DONOGHUE FORLINES FUNDS
ANNUAL LETTER TO SHAREHOLDERS

The HFRU Hedge Fund Composite USD Index is designed to be representative of the overall composition of the UCITS-Compliant hedge fund universe. It is comprised of all eligible hedge fund strategies; including, but not limited to equity hedge, event driven, macro, and relative value arbitrage.

MSCI ACWI is designed to represent the performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 27 emerging markets.

Bloomberg Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty- four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. The Barclays Global Aggregate measures the performance of global investment grade fixed-rate debt markets, including the U.S. Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, Global Treasury, Eurodollar, Euro-Yen, Canadian, and Investment Grade 144A index-eligible securities.

The Blended Benchmark Income is a benchmark comprised of 60% HFRU Hedge Fund Composite and 40% Bloomberg Barclays Global Aggregate Bond Index. The HFRU Hedge Fund Composite USD Index is designed to be representative of the overall composition of the UCITS-Compliant hedge fund universe. It is comprised of all eligible hedge fund strategies; including, but not limited to equity hedge, event driven, macro, and relative value arbitrage.

The Russell 1000 Value Index is a market capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable U.S. equity market.

The Russell 1000 Index represents the top 1000 companies by market capitalization in the United States. The index is a subset of the Russell 3000 Index.

S&P/LSTA U.S. Leveraged Loan 100 Total Return Index was the first index to track the investable senior loan market. This rules - based index consists of the 100 largest loan facilities in the benchmark S&P/ LSTA Leveraged Loan Index. You cannot invest in an index.

You can not invest directly in an Index. The historical performance of Indexes are unmanaged, do not reflect the deduction of transaction and custodial charges, nor the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results.

The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Mutual Funds involve risk including the possible loss of principal. Derivative instruments involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. If the Funds invests in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance. Hedging strategies may not perform as anticipated by the adviser and the Fund could suffer losses on the hedging vehicle while also suffering losses on the junk or U.S. Treasury bonds that were intended to benefit from the hedge. The Donoghue Forlines Tactical Income Fund, Donoghue Forlines Risk Managed Income Fund and the Donoghue Forlines Tactical Allocation Fund may invest in high yield securities, also known as “junk bonds.” High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. ETF’s are subject to specific risks, depending on the nature of the underlying strategy of the fund. These risks could include liquidity risk, sector risk, as well as risks associated with fixed income securities, real estate investments, and commodities, to name a few. A higher portfolio turnover will result in higher transactional and brokerage costs.

DONOGHUE FORLINES FUNDS
ANNUAL LETTER TO SHAREHOLDERS

Investing in the commodities markets may subject the Fund to greater volatility than investment exposure to traditional securities.

Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries.

ETNs are obligations of the issuer of the ETN, are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

Equity Risk

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed- income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

ETF Risk

ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other Fund that invest directly in equity and fixed income securities. Each ETF is subject to specific risks, depending on the nature of the fund. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Foreign Securities Risk

Because the Fund’s investments may include exposure to foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

DONOGHUE FORLINES FUNDS
ANNUAL LETTER TO SHAREHOLDERS

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Donoghue Forlines Funds. This and other information about the Funds are contained in the prospectus and should be read carefully before investing. The prospectus can be obtained by calling toll free 1-877-779-7462. The Donoghue Forlines Funds are distributed by Northern Lights Distributors, LLC. Member FINRA / SIPC Donoghue Forlines LLC is not affiliated with Northern Lights Distributors, LLC.

Performance for periods less than one year is not annualized. The maximum sales charge for Class A Shares is 5.00%. Class A Share investors may be eligible for a reduction in sales charges.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Please review the fund’s prospectus for more information regarding the fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877-779-7462.

7696-NLD 08/24/2023

Donoghue Forlines Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the periods ended June 30, 2023, compared to its benchmarks:

		Annualized
	One Year	Five Year	Since Inception (a)
Donoghue Forlines Tactical Allocation Fund - Class A	8.47%	1.07%	0.86%
Donoghue Forlines Tactical Allocation Fund - Class A with load	3.05%	0.04%	(0.13)%
Donoghue Forlines Tactical Allocation Fund - Class C	7.59%	0.31%	0.10%
Donoghue Forlines Tactical Allocation Fund - Class I	8.78%	1.34%	1.12%
HFRU Hedge Fund Composite Index (b)	3.80%	1.58%	1.49%
MSCI AC World Index (c)	16.53%	8.10%	7.97%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 28, 2022 is 1.86%, 2.61% and 1.61% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is April 6, 2018.

(b)	The HFRU Hedge Fund Composite USD Index is designed to be representative of the overall composition of the UCITS-Compliant hedge fund universe. It is comprised of all eligible hedge fund strategies; including, but not limited to equity hedge, event driven, macro, and relative value arbitrage. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(c)	The MSCI AC World Index is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2023

Holdings By Investment Type	% of Net Assets
Exchange-Traded Funds - Equity	50.1%
Exchange-Traded Funds - Fixed Income	30.5%
Collateral For Securities Loaned	18.7%
Open End Funds - Fixed Income	17.5%
Money Market Fund	1.3%
Liabilities in Excess of Other Assets	(18.1)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Tactical Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the periods ended June 30, 2023, compared to its benchmarks:

		Annualized
	One Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)
Donoghue Forlines Tactical Income Fund - Class A	2.03%	(0.12)%	0.81%	1.34%	N/A
Donoghue Forlines Tactical Income Fund - Class A with load	(3.06)%	(1.14)%	0.29%	0.93%	N/A
Donoghue Forlines Tactical Income Fund - Class C	1.24%	(1.01)%	N/A	N/A	(0.38)%
Donoghue Forlines Tactical Income Fund - Class I	2.35%	0.00%	0.98%	1.53%	N/A
Bloomberg Global Aggregate Bond Index (c)	(1.32)%	(1.09)%	0.20%	0.58%	(0.18)%
HFRU Hedge Fund Composite Index (d)	3.80%	1.58%	2.71%	2.40%	2.20%
Reference Index (e)	1.81%	0.56%	1.74%	1.65%	1.28%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2022 is 2.10%, 2.85% and 1.85%, for Class A, Class C and Class I shares, respectively. Class A Shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is September 14, 2010 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Bloomberg Global Aggregate Bond Index is composed of the U.S. Aggregate Index, the Pan-European Index and the Japanese component of the Global Treasury Index. All issues must be fixed rate, nonconvertible and have at least one year remaining to maturity. Securities from countries classified as emerging markets are excluded. The index is weighted according to each country’s market capitalization except for Japan, which is weighted by the market capitalization of the 40 largest Japanese government bonds. This Index has been selected as the Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(d)	The HFRU Hedge Fund Composite USD Index is designed to be representative of the overall composition of the UCITS-Compliant hedge fund universe. It is comprised of all eligible hedge fund strategies; including, but not limited to equity hedge, event driven, macro, and relative value arbitrage. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(e)	The Reference Index is a benchmark comprised of 60% HFRU Hedge Fund Composite and 40% Bloomberg Barclays Global Aggregate Bond Index. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2023

Holdings By Investment Type	% of Net Assets
Exchange-Traded Funds - Fixed Income	60.8%
Collateral For Securities Loaned	28.6%
Open End Funds - Fixed Income	24.9%
Exchange-Traded Funds - Equity	12.6%
Money Market Fund	0.8%
Liabilities in Excess of Other Assets	(27.7)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Dividend Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the periods ended June 30, 2023, compared to its benchmarks:

		Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
Donoghue Forlines Dividend Fund - Class A	(2.81)%	0.08%	2.78%	N/A
Donoghue Forlines Dividend Fund - Class A with load	(7.66)%	(0.94)%	2.23%	N/A
Donoghue Forlines Dividend Fund - Class C	(3.58)%	(0.68)%	N/A	0.47%
Donoghue Forlines Dividend Fund - Class I	(2.56)%	0.33%	3.03%	N/A
Russell 1000 Value Total Return Index (c)	11.54%	8.11%	8.69%	7.53%
S&P 500 Value Total Return Index (d)	19.99%	10.58%	10.01%	9.18%
FCF Risk Managed Sector Neutral Dividend Index (e)	(2.07)%	4.29%	6.41%	5.06%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 28, 2022 is 1.81%, 2.56% and 1.56% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is November 7, 2013 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Russell 1000 Value Total Return Index is a market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable U.S. equity market. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(d)	The S&P 500 Value Total Return Index is a market cap-weighted index that covers the complete market cap of the S&P 500 Index. All S&P Index stocks are represented in both and/or each Growth and Value index. The value factors used to determine a stock’s value score are book value to price ratio, cash flow to price ratio, sales to price ratio and dividend yield. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses. This Index has been selected as Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings.

(e)	The FCF Risk Managed Sector Neutral Dividend Index (the “Dividend Index”) is reconstituted and rebalanced quarterly during March, June, September, and December. The Dividend Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and dividend yield rank (measured by dividend over market capitalization) from the constituents of the Russell 1000 Value Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow, payment of cash dividends for the previous four consecutive quarters, and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Dividend Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Russell 1000 Value Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

Portfolio Composition as of June 30, 2023

Holdings By Investment Type	% of Net Assets
Common Stocks	51.7%
Exchange-Traded Funds - Fixed Income	46.9%
Collateral For Securities Loaned	29.5%
Money Market Fund	1.6%
Liabilities in Excess of Other Assets	(29.7)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Momentum Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the periods ended June 30, 2023, compared to its benchmarks:

		Annualized
	One Year	5 Year	Since Inception (a)
Donoghue Forlines Momentum Fund - Class A	3.72%	2.49%	3.59%
Donoghue Forlines Momentum Fund - Class A with load	(2.25)%	1.28%	2.65%
Donoghue Forlines Momentum Fund - Class C	2.88%	1.70%	2.82%
Donoghue Forlines Momentum Fund - Class I	3.95%	2.74%	3.85%
Russell 1000 Total Return Index (b)	19.36%	11.92%	12.66%
S&P 500 Total Return Index (c)	19.59%	12.31%	12.94%
FCF Risk Managed Sector Neutral Momentum Index (d)	5.72%	7.25%	10.11%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses before fee waiver and/or reimbursement as stated in the fee table of the Fund’s prospectus dated October 28, 2022 is 2.66%, 3.41% and 2.41% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 23, 2016.

(b)	The Russell 1000 Total Return Index consists of the 1000 largest companies within the Russell 3000 index. Also known as Market Oriented Index, because it represents the group of stocks from which most active money managers choose.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(d)	The FCF Risk Managed Sector Neutral Momentum Index (the “Momentum Index”) is reconstituted and rebalanced quarterly during March, June, September, and December. The Momentum Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and momentum rank (measured by total return over standard deviation of weekly total return) from the constituents of the Russell 1000 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Momentum Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Russell 1000 Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

Portfolio Composition as of June 30, 2023

Holdings By Investment Type	% of Net Assets
Common Stocks	98.6%
Collateral For Securities Loaned	32.5%
Money Market Fund	1.4%
Liabilities in Excess of Other Assts	(32.5)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Risk Managed Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the periods ended June 30, 2023, compared to its benchmarks:

		Annualized
	One Year	Five Year	Since Inception (a)
Donoghue Forlines Risk Managed Income Fund - Class A	2.23%	2.08%	1.91%
Donoghue Forlines Risk Managed Income Fund - Class A with load	(2.91)%	1.03%	0.96%
Donoghue Forlines Risk Managed Income Fund - Class C	0.67%	1.26%	1.12%
Donoghue Forlines Risk Managed Income Fund - Class I	1.67%	2.18%	2.10%
S&P/LSTA U.S. Leveraged Loan 100 Index (c)	11.77%	3.97%	3.95%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2022 is 1.75%, 2.50% and 1.50% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2023

Holdings By Investment Type	% of Net Assets
Exchange-Traded Funds - Fixed Income	56.9%
Open End Fund - Fixed Income	42.1%
Collateral for Securities Loaned	27.1%
Money Market Fund	1.2%
Liabilities in Excess of Other Assts	(27.3)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.6%
	EQUITY - 50.1%
166,413	Donoghue Forlines Risk Managed Innovation ETF(a)	$4,208,585
156,282	Donoghue Forlines Yield Enhanced Real Asset ETF(a)	4,177,433
51,277	FCF International Quality ETF	1,391,535
79,394	FCF US Quality ETF	4,167,391
		13,944,944
	FIXED INCOME - 30.5%
69,825	SPDR Blackstone Senior Loan ETF(b)	2,923,573
30,263	SPDR Bloomberg High Yield Bond ETF(b)	2,785,104
112,587	SPDR Bloomberg Short Term High Yield Bond ETF(b)	2,780,899
		8,489,576

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,671,827)	22,434,520

	OPEN END FUNDS — 17.5%
	FIXED INCOME - 17.5%
506,082	BlackRock Floating Rate Income Portfolio, Institutional Class	4,881,493
	TOTAL OPEN END FUNDS (Cost $4,857,365)

	SHORT-TERM INVESTMENTS — 20.0%
	COLLATERAL FOR SECURITIES LOANED - 18.7%
5,209,819	Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (Cost $5,209,819)(c),(d)	5,209,819

	MONEY MARKET FUND - 1.3%
357,378	Fidelity Government Portfolio, Institutional Class, 4.99% (Cost $357,378)(d)	357,378

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,567,197)	5,567,197

	TOTAL INVESTMENTS - 118.1% (Cost $33,096,389)	$32,883,210
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.1)%	(5,055,805)
	NET ASSETS - 100.0%	$27,827,405

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

SPDR - Standard & Poor’s Depositary Receipt

(a)	Affiliated Company – Donoghue Forlines Tactical Allocation Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $5,093,648.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2023. Total collateral had a value of $5,209,819 at June 30, 2023.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes to financial statements.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 73.4%
	EQUITY - 12.6%
76,121	Donoghue Forlines Yield Enhanced Real Asset ETF(a)	$2,034,722
38,671	FCF US Quality ETF	2,029,841
32,819	Global X S&P 500 Quality Dividend ETF	1,034,711
		5,099,274
	FIXED INCOME - 60.8%
138,218	SPDR Blackstone Senior Loan ETF(b)	5,787,188
118,944	SPDR Bloomberg High Yield Bond ETF(b)	10,946,416
279,049	SPDR Bloomberg Short Term High Yield Bond ETF	6,892,510
35,265	SPDR Portfolio Short Term Treasury ETF	1,015,279
		24,641,393

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,833,642)	29,740,667

	OPEN END FUNDS — 24.9%
	FIXED INCOME - 24.9%
1,044,020	BlackRock Floating Rate Income Portfolio, Institutional Class	10,085,431
	TOTAL OPEN END FUNDS (Cost $10,032,993)

	SHORT-TERM INVESTMENTS — 29.4%
	COLLATERAL FOR SECURITIES LOANED - 28.6%
11,581,947	Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (Cost $11,581,947)(c),(d)	11,581,947

	MONEY MARKET FUND - 0.8%
320,131	Fidelity Government Portfolio, Institutional Class, 4.99% (Cost $320,131)(d)	320,131

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,902,078)	11,902,078

	TOTAL INVESTMENTS - 127.7% (Cost $51,768,713)	$51,728,176
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.7)%	(11,224,049)
	NET ASSETS - 100.0%	$40,504,127

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

SPDR - Standard & Poor’s Depositary Receipt

(a)	Affiliated Company – Donoghue Forlines Tactical Income Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $11,368,005.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2023. Total collateral had a value of $11,581,947 at June 30, 2023.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 51.7%
	ASSET MANAGEMENT - 1.1%
994	Ameriprise Financial, Inc.	$330,167

	BANKING - 2.1%
28,862	New York Community Bancorp, Inc.(a)	324,409
5,189	Popular, Inc.	314,038
		638,447
	BEVERAGES - 2.0%
5,000	Coca-Cola Company (The)	301,100
1,627	PepsiCo, Inc.	301,353
		602,453
	BIOTECH & PHARMA - 5.9%
4,604	Bristol-Myers Squibb Company(a)	294,426
3,882	Gilead Sciences, Inc.	299,186
1,913	Johnson & Johnson	316,639
2,700	Merck & Company, Inc.	311,553
7,804	Pfizer, Inc.	286,251
9,062	Royalty Pharma PLC, Class A	278,566
		1,786,621
	CHEMICALS - 1.1%
3,469	LyondellBasell Industries N.V., Class A	318,558

	DIVERSIFIED INDUSTRIALS - 1.1%
1,356	Illinois Tool Works, Inc.	339,217

	E-COMMERCE DISCRETIONARY - 1.0%
6,975	eBay, Inc.(a)	311,713

	ELECTRIC UTILITIES - 1.0%
8,262	Hawaiian Electric Industries, Inc.	299,084

	GAS & WATER UTILITIES - 1.0%
2,574	Atmos Energy Corporation	299,460

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 51.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.1%
1,203	Cigna Group (The)	$337,562
611	UnitedHealth Group, Inc.	293,671
		631,233
	HOME & OFFICE PRODUCTS - 2.1%
9,835	Leggett & Platt, Inc.	291,313
2,295	Whirlpool Corporation	341,472
		632,785
	INDUSTRIAL SUPPORT SERVICES - 1.1%
3,300	MSC Industrial Direct Company, Inc., Class A	314,424

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
2,749	Evercore, Inc., Class A(a)	339,749

	INSURANCE - 1.1%
4,533	Principal Financial Group, Inc.	343,783

	LEISURE FACILITIES & SERVICES - 1.0%
1,872	Darden Restaurants, Inc.	312,774

	MACHINERY - 1.2%
1,442	Caterpillar, Inc.	354,804

	METALS & MINING - 1.1%
4,444	Southern Copper Corporation	318,813

	OIL & GAS PRODUCERS - 4.3%
12,762	Coterra Energy, Inc.	322,879
2,765	EOG Resources, Inc.	316,427
5,237	ONEOK, Inc.	323,227
2,772	Valero Energy Corporation(a)	325,155
		1,287,688
	PUBLISHING & BROADCASTING - 1.1%
1,966	Nexstar Media Group, Inc.	327,437

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 51.7% (Continued)
	RETAIL - DISCRETIONARY - 1.1%
4,117	Best Buy Company, Inc.(a)	$337,388

	RETAIL REIT - 1.1%
2,855	Simon Property Group, Inc.(a)	329,695

	SEMICONDUCTORS - 3.2%
3,942	Microchip Technology, Inc.	353,163
2,866	Skyworks Solutions, Inc.	317,238
1,706	Texas Instruments, Inc.	307,114
		977,515
	SOFTWARE - 1.0%
16,916	Gen Digital, Inc.	313,792

	SPECIALTY FINANCE - 4.3%
11,125	Ally Financial, Inc.	300,486
2,888	Discover Financial Services	337,463
7,837	OneMain Holdings, Inc.	342,399
9,584	Synchrony Financial	325,089
		1,305,437
	SPECIALTY REIT - 1.1%
3,332	Lamar Advertising Company, Class A(a)	330,701

	TECHNOLOGY HARDWARE - 1.0%
5,974	Cisco Systems, Inc.	309,095

	TECHNOLOGY SERVICES - 3.1%
4,748	Cognizant Technology Solutions Corporation, Class A	309,949
8,097	Genpact Ltd.	304,204
2,307	International Business Machines Corporation	308,700
		922,853
	TELECOMMUNICATIONS - 1.0%
8,327	Verizon Communications, Inc.	309,681

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 51.7% (Continued)
	TRANSPORTATION & LOGISTICS - 1.1%
1,777	United Parcel Service, Inc., Class B(a)	$318,527

	TRANSPORTATION EQUIPMENT - 1.2%
6,273	Allison Transmission Holdings, Inc.	354,174

	TOTAL COMMON STOCKS (Cost $14,614,446)	15,598,068

	EXCHANGE-TRADED FUNDS — 46.9%
	FIXED INCOME - 46.9%
44,951	iShares 1-3 Year Treasury Bond ETF	3,644,627
72,343	Schwab Short-Term U.S. Treasury ETF(a)	3,476,805
80,709	SPDR Portfolio Short Term Treasury ETF	2,323,612
81,926	Vanguard Short-Term Treasury ETF(a)	4,729,588
	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,436,379)	14,174,632

	SHORT-TERM INVESTMENTS — 31.1%
	COLLATERAL FOR SECURITIES LOANED - 29.5%
8,893,615	Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (Cost $8,893,615)(b),(c)	8,893,615

	MONEY MARKET FUND - 1.6%
487,299	Fidelity Government Portfolio, Institutional Class, 4.99% (Cost $487,299)(c)	487,299

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,380,914)	9,380,914

	TOTAL INVESTMENTS - 129.7% (Cost $38,431,739)	$39,153,614
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.7)%	(8,956,777)
	NET ASSETS - 100.0%	$30,196,837

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LTD - Limited Company

NV - Naamioze Vennootschap

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $8,690,471.

(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2023. Total collateral had a value of $8,893,615 at June 30, 2023.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6%
	APPAREL & TEXTILE PRODUCTS - 2.0%
364	Deckers Outdoor Corporation(a),(b)	$192,068

	ASSET MANAGEMENT - 2.0%
579	Ameriprise Financial, Inc.	192,321

	BANKING - 1.9%
139	First Citizens BancShares, Inc., Class A	178,400

	BEVERAGES - 1.9%
948	PepsiCo, Inc.	175,589

	BIOTECH & PHARMA - 7.7%
403	Eli Lilly and Company	188,999
2,263	Gilead Sciences, Inc.	174,409
1,574	Merck & Company, Inc.	181,624
534	Vertex Pharmaceuticals, Inc.(a),(b)	187,920
		732,952
	CONSTRUCTION MATERIALS - 2.1%
1,062	Eagle Materials, Inc.	197,978

	CONSUMER SERVICES - 1.8%
1,651	Grand Canyon Education, Inc.(a)	170,400

	ELECTRIC UTILITIES - 1.9%
10,208	PG&E Corporation(a)	176,394

	FOOD - 3.4%
2,055	General Mills, Inc.(b)	157,619
666	Hershey Company (The)(b)	166,299
		323,918
	HEALTH CARE FACILITIES & SERVICES - 1.6%
345	Humana, Inc.	154,260

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	HOME CONSTRUCTION - 2.1%
31	NVR, Inc.(a),(b)	$196,869

	INDUSTRIAL SUPPORT SERVICES - 2.2%
266	WW Grainger, Inc.(b)	209,765

	INSURANCE - 3.8%
808	Erie Indemnity Company, Class A	169,688
950	Primerica, Inc.	187,871
		357,559
	LEISURE FACILITIES & SERVICES - 3.7%
1,091	Darden Restaurants, Inc.	182,284
7,857	Wendy’s Company (The)(b)	170,890
		353,174
	MACHINERY - 2.1%
1,019	Lincoln Electric Holdings, Inc.(b)	202,404

	MEDICAL EQUIPMENT & DEVICES - 2.0%
372	IDEXX Laboratories, Inc.(a),(b)	186,830

	OIL & GAS PRODUCERS - 4.0%
1,720	Exxon Mobil Corporation	184,470
1,648	Marathon Petroleum Corporation	192,157
		376,627
	RETAIL - DISCRETIONARY - 4.2%
1,491	Builders FirstSource, Inc.(a),(b)	202,776
2,252	TJX Companies, Inc. (The)	190,947
		393,723
	SEMICONDUCTORS - 14.3%
1,297	Applied Materials, Inc.(b)	187,468
214	Broadcom, Inc.	185,630
281	Lam Research Corporation	180,644
2,127	Lattice Semiconductor Corporation(a),(b)	204,341
2,298	Microchip Technology, Inc.	205,878
457	NVIDIA Corporation	193,320

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	SEMICONDUCTORS - 14.3% (Continued)
2,069	ON Semiconductor Corporation(a)	$195,686
		1,352,967
	SOFTWARE - 13.2%
3,548	Bentley Systems, Inc.(b)	192,409
749	Cadence Design Systems, Inc.(a)	175,655
334	HubSpot, Inc.(a),(b)	177,718
527	Microsoft Corporation	179,465
317	ServiceNow, Inc.(a)	178,144
380	Synopsys, Inc.(a)	165,456
816	Workday, Inc., Class A(a),(b)	184,326
		1,253,173
	SPECIALTY REITS - 2.0%
3,262	Iron Mountain, Inc.(b)	185,347

	STEEL - 2.2%
1,913	Steel Dynamics, Inc.(b)	208,383

	TECHNOLOGY HARDWARE - 6.4%
3,482	Cisco Systems, Inc.	180,159
1,932	Jabil, Inc.	208,521
6,007	Pure Storage, Inc., Class A(a)	221,177
		609,857
	TECHNOLOGY SERVICES - 6.0%
1,725	Booz Allen Hamilton Holding Corporation	192,510
2,757	Shift4 Payments, Inc.(a),(b)	187,228
782	Visa, Inc., Class A(b)	185,709
		565,447
	TELECOMMUNICATIONS - 1.9%
1,260	T-Mobile US, Inc.(a)	175,014

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	TRANSPORTATION EQUIPMENT - 2.2%
3,717	Allison Transmission Holdings, Inc.	$209,862

	TOTAL COMMON STOCKS (Cost $8,549,930)	9,331,281

	SHORT-TERM INVESTMENTS — 33.9%
	COLLATERAL FOR SECURITIES LOANED - 32.5%
3,070,866	Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (Cost $3,070,866)(c),(d)	3,070,866

	MONEY MARKET FUND - 1.4%
130,996	Fidelity Government Portfolio, Institutional Class, 4.99% (Cost $130,996)(d)	130,996

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,201,862)	3,201,862

	TOTAL INVESTMENTS - 132.5% (Cost $11,751,792)	$12,533,143
	LIABILITIES IN EXCESS OF OTHER ASSETS - (32.5)%	(3,073,296)
	NET ASSETS - 100.0%	$9,459,847

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $3,038,796.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2023. Total collateral had a value of $3,070,866 at June 30, 2023.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2023.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.9%
	FIXED INCOME - 56.9%
1,074,382	Invesco Senior Loan ETF(a)	$22,604,997
318,695	SPDR Blackstone Senior Loan ETF(a)	13,343,760
652,853	SPDR Bloomberg Short Term High Yield Bond ETF(a)	16,125,469
	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,786,201)	52,074,226

	OPEN END FUNDS — 42.1%
	FIXED INCOME – 42.1%
995,778	BlackRock Floating Rate Income Portfolio, Institutional Class	9,622,073
965,287	Eaton Vance Floating-Rate Advantaged Fund, Class I	9,599,972
5,988	Hartford Floating Rate Fund, Class Y	46,664
1,192,009	Lord Abbett Floating Rate Fund, Class I	9,625,962
1,212,954	Virtus Seix Floating Rate High Income Fund, Class I	9,601,435
	TOTAL OPEN END FUNDS (Cost $38,295,945)	38,496,106

	SHORT-TERM INVESTMENTS — 28.3%
	COLLATERAL FOR SECURITIES LOANED - 27.1%
24,753,743	Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (Cost $24,753,743)(b),(c)	24,753,743

	MONEY MARKET FUND - 1.2%
1,126,360	Fidelity Government Portfolio, Institutional Class, 4.99% (Cost $1,126,360)(c)	1,126,360

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,880,103)	25,880,103

	TOTAL INVESTMENTS – 127.3% (Cost $115,962,249)	$116,450,435
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.3)%	(24,957,299)
	NET ASSETS - 100.0%	$91,493,136

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $24,090,742.

(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2023. Total collateral had a value of $24,753,743 at June 30, 2023.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023

	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines
	Tactical Allocation	Tactical Income	Dividend	Momentum	Risk Managed Income
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Unaffilited investments at cost	$23,279,152	$49,783,751	$38,431,739	$11,751,792	$115,962,249
Affilited investments at cost	9,817,237	1,984,962	—	—	—
Total investments at cost	$33,096,389	$51,768,713	$38,431,739	$11,751,792	$115,962,249
Unaffiliated investments at value *	$23,105,657	$49,693,454	$39,153,614	$12,533,143	$116,450,435
Affiliated investments at value	9,777,553	2,034,722	—	—	—
Total investments at value	32,883,210	51,728,176	39,153,614	12,533,143	116,450,435
Receivable for securities sold	178,511	473,461	—	—	—
Receivable for Fund shares sold	550	32,978	286	251	24,181
Dividends and interest receivable	1,595	2,154	19,856	8,049	13,146
Prepaid expenses and other assets	23,970	22,123	26,076	25,224	22,334
TOTAL ASSETS	33,087,836	52,258,892	39,199,832	12,566,667	116,510,096

LIABILITIES
Security lending collateral (Note 6)	5,209,819	11,581,947	8,893,615	3,070,866	24,753,743
Payable for Fund shares repurchased	9,454	103,296	26,816	2,629	179,807
Investment advisory fees payable	7,118	28,168	25,101	3,594	40,898
Distribution (12b-1) fees payable	2,208	1,409	5,762	655	539
Payable to related parties	6,885	12,672	3,112	4,702	14,718
Payable to trustees	545	527	546	487	526
Accrued expenses and other liabilities	24,402	26,746	48,043	23,887	26,729
TOTAL LIABILITIES	5,260,431	11,754,765	9,002,995	3,106,820	25,016,960
NET ASSETS	$27,827,405	$40,504,127	$30,196,837	$9,459,847	$91,493,136

COMPOSITION OF NET ASSETS:
Paid in capital	$33,333,216	$63,077,200	$152,282,333	$10,693,694	$96,658,611
Accumulated losses	(5,505,811)	(22,573,073)	(122,085,496)	(1,233,847)	(5,165,475)
NET ASSETS	$27,827,405	$40,504,127	$30,196,837	$9,459,847	$91,493,136

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$8,183,037	$3,081,690	$7,982,349	$863,968	$110
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	846,825	355,430	973,971	79,383	11
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.66	$8.67	$8.20	$10.88	$9.81	(b)
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$10.17	$9.13	$8.63	$11.45	$10.33

Class C Shares:
Net Assets	$645,899	$948,294	$4,986,552	$605,491	$661,862
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	67,813	110,777	613,572	58,473	69,327
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.52	$8.56	$8.13	$10.35	$9.55

Class I Shares:
Net Assets	$18,998,469	$36,474,143	$17,227,936	$7,990,388	$90,831,164
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,972,761	4,217,815	2,113,488	723,643	9,428,922
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.63	$8.65	$8.15	$11.04	$9.63

*	Includes Securities Loaned $5,093,648; $11,368,005; $8,690,471; $3,038,796; $24,090,742

(a)	On investments of $50,000 or more, the offering price is reduced.

(b)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2023

	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines
	Tactical Allocation	Tactical Income	Dividend	Momentum	Risk Managed Income
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated Investments (including foreign dividend tax withholding of $0, $0, $433, $0, and $0, respectively)	$476,190	$1,238,989	$1,171,373	$141,311	$1,651,549
Dividends - Affiliated Investments	430,945	176,846	—	—	—
Interest	188,440	524,247	19,445	4,978	1,984,210
Securities lending	44,526	72,819	9,948	5,410	48,156
TOTAL INVESTMENT INCOME	1,140,101	2,012,901	1,200,766	151,699	3,683,915

EXPENSES
Investment advisory fees	230,027	445,822	353,373	102,368	533,597
Distribution (12b-1) fees:
Class A	23,382	8,208	25,277	2,420	17
Class C	6,803	10,068	58,385	6,240	6,575
Administration fees	41,659	52,571	44,046	23,257	82,271
Registration fees	35,015	51,021	44,724	40,035	51,997
Accounting services fees	38,815	40,307	40,488	38,483	43,657
Third party administrative servicing fees	7,510	22,013	24,321	4,005	26,553
Transfer agent fees	12,826	19,538	40,629	9,417	56,240
Legal fees	11,429	12,003	12,304	11,903	11,719
Audit fees	20,511	19,796	19,797	19,797	19,897
Trustees’ fees and expenses	15,701	15,701	15,700	15,600	15,800
Compliance officer fees	9,995	11,794	10,494	7,195	16,965
Printing and postage expenses	6,035	8,491	8,097	2,501	15,726
Custodian fees	5,019	6,012	4,998	5,301	8,018
Insurance expense	2,899	2,999	2,907	2,710	3,401
Other expenses	3,999	3,999	4,000	4,000	4,399
TOTAL EXPENSES	471,625	730,343	709,540	295,232	896,832
Less: Fees waived by the Advisor	(73,701)	—	—	(81,946)	—
Less: Fees waived by the Advisor for affiliated investments	(20,859)	(14,329)	—	—	—
NET EXPENSES	377,065	716,014	709,540	213,286	896,832

NET INVESTMENT INCOME (LOSS)	763,036	1,296,887	491,226	(61,587)	2,787,083

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from unaffiliated investments	(395,558)	(1,414,762)	(3,017,075)	(1,070,624)	(2,249,831)
Net realized loss from affiliated investments	(3,591,229)	(1,037,867)	—	—	—
Distributions of realized gains from underlying investment companies	43,641	21,658	—	—	—
Net change in unrealized appreciation on unafiliated investments	1,271,028	995,046	1,457,025	1,467,518	490,970
Net change in unrealized appreciation on affiliated investments	4,420,127	1,003,999	—	—	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,748,009	(431,926)	(1,560,050)	396,894	(1,758,861)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,511,045	$864,961	$(1,068,824)	$335,307	$1,028,222

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
FROM OPERATIONS
Net investment income	$763,036	$890,926
Net realized gain (loss) from security transactions	(3,986,787)	3,678,599
Distributions of realized gains from underlying investment companies	43,641	548,091
Net change in unrealized appreciation (depreciation) on investments	5,691,155	(11,724,580)
Net increase (decrease) in net assets resulting from operations	2,511,045	(6,606,964)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(218,418)	(238,486)
Class C	(12,311)	(14,250)
Class I	(531,939)	(641,934)
Net decrease in net assets resulting from distributions to shareholders	(762,668)	(894,670)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	524,507	615,057
Class C	—	15,961
Class I	1,356,476	2,577,958
Net asset value of shares issued in reinvestment of distributions:
Class A	210,913	232,647
Class C	11,899	14,221
Class I	518,576	592,131
Payments for shares redeemed:
Class A	(3,419,481)	(3,653,438)
Class C	(142,554)	(23,736)
Class I	(9,353,549)	(15,396,874)
Net decrease in net assets resulting from shares of beneficial interest	(10,293,213)	(15,026,073)

TOTAL DECREASE IN NET ASSETS	(8,544,836)	(22,527,707)

NET ASSETS
Beginning of Year	36,372,241	58,899,948
End of Year	$27,827,405	$36,372,241

SHARE ACTIVITY
Class A:
Shares Sold	55,929	59,315
Shares Reinvested	22,773	21,502
Shares Redeemed	(369,289)	(342,573)
Net decrease in shares of beneficial interest outstanding	(290,587)	(261,756)

Class C:
Shares Sold	—	1,514
Shares Reinvested	1,301	1,327
Shares Redeemed	(15,748)	(2,305)
Net increase (decrease) in shares of beneficial interest outstanding	(14,447)	536

Class I:
Shares Sold	145,569	247,662
Shares Reinvested	56,181	55,020
Shares Redeemed	(1,001,646)	(1,461,115)
Net decrease in shares of beneficial interest outstanding	(799,896)	(1,158,433)

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
FROM OPERATIONS
Net investment income	$1,296,887	$861,957
Net realized loss from security transactions	(2,452,629)	(1,920,796)
Distributions of realized gains from underlying investment companies	21,658	228,485
Net change in unrealized appreciation (depreciation) on investments	1,999,045	(4,149,150)
Net increase (decrease) in net assets resulting from operations	864,961	(4,979,504)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(90,918)	(75,255)
Class C	(22,548)	(15,247)
Class I	(1,181,465)	(949,025)
Net decrease in net assets resulting from distributions to shareholders	(1,294,931)	(1,039,527)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	89,436	189,007
Class C	24,025	79,309
Class I	5,642,892	8,847,146
Net asset value of shares issued in reinvestment of distributions:
Class A	82,722	67,444
Class C	20,267	14,165
Class I	1,114,227	862,401
Payments for shares redeemed:
Class A	(738,285)	(1,521,539)
Class C	(287,032)	(134,997)
Class I	(12,331,110)	(16,504,399)
Net decrease in net assets resulting from shares of beneficial interest	(6,382,858)	(8,101,463)

TOTAL DECREASE IN NET ASSETS	(6,812,828)	(14,120,494)

NET ASSETS
Beginning of Year	47,316,955	61,437,449
End of Year	$40,504,127	$47,316,955

SHARE ACTIVITY
Class A:
Shares Sold	10,285	20,009
Shares Reinvested	9,612	7,039
Shares Redeemed	(84,887)	(161,081)
Net decrease in shares of beneficial interest outstanding	(64,990)	(134,033)

Class C:
Shares Sold	2,795	8,508
Shares Reinvested	2,383	1,490
Shares Redeemed	(32,895)	(14,064)
Net decrease in shares of beneficial interest outstanding	(27,717)	(4,066)

Class I:
Shares Sold	642,053	924,421
Shares Reinvested	129,825	90,635
Shares Redeemed	(1,419,259)	(1,756,509)
Net decrease in shares of beneficial interest outstanding	(647,381)	(741,453)

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
FROM OPERATIONS
Net investment income	$491,226	$734,360
Net realized gain (loss) from security transactions	(3,017,075)	1,164,918
Net change in unrealized appreciation (depreciation) on investments	1,457,025	(3,642,765)
Net decrease in net assets resulting from operations	(1,068,824)	(1,743,487)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(133,129)	(228,548)
Class C	(35,642)	(82,079)
Class I	(323,274)	(457,873)
Net decrease in net assets resulting from distributions to shareholders	(492,045)	(768,500)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	378,228	986,840
Class C	35,921	272,286
Class I	5,234,905	2,392,234
Net asset value of shares issued in reinvestment of distributions:
Class A	125,093	217,207
Class C	32,210	74,717
Class I	306,586	432,845
Payments for shares redeemed:
Class A	(3,547,171)	(3,518,301)
Class C	(1,615,114)	(2,360,188)
Class I	(6,642,183)	(6,606,664)
Net decrease in net assets resulting from shares of beneficial interest	(5,691,525)	(8,109,024)

TOTAL DECREASE IN NET ASSETS	(7,252,394)	(10,621,011)

NET ASSETS
Beginning of Year	37,449,231	48,070,242
End of Year	$30,196,837	$37,449,231

SHARE ACTIVITY
Class A:
Shares Sold	44,620	105,703
Shares Reinvested	15,162	23,352
Shares Redeemed	(418,411)	(379,365)
Net decrease in shares of beneficial interest outstanding	(358,629)	(250,310)

Class C:
Shares Sold	4,288	30,117
Shares Reinvested	3,960	8,051
Shares Redeemed	(187,619)	(256,170)
Net decrease in shares of beneficial interest outstanding	(179,371)	(218,002)

Class I:
Shares Sold	610,372	258,889
Shares Reinvested	37,318	46,791
Shares Redeemed	(802,258)	(717,509)
Net decrease in shares of beneficial interest outstanding	(154,568)	(411,829)

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
FROM OPERATIONS
Net investment loss	$(61,587)	$(156,253)
Net realized loss from security transactions	(1,070,624)	(620,130)
Net change in unrealized appreciation (depreciation) on investments	1,467,518	(1,432,607)
Net increase (decrease) in net assets resulting from operations	335,307	(2,208,990)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,800	765,988
Class C	7,281	43,092
Class I	654,031	875,922
Payments for shares redeemed:
Class A	(255,161)	(925,183)
Class C	(219,141)	(294,434)
Class I	(2,312,221)	(3,115,634)
Net decrease in net assets resulting from shares of beneficial interest	(2,120,411)	(2,650,249)

TOTAL DECREASE IN NET ASSETS	(1,785,104)	(4,859,239)

NET ASSETS
Beginning of Year	11,244,951	16,104,190
End of Year	$9,459,847	$11,244,951

SHARE ACTIVITY
Class A:
Shares Sold	459	59,876
Shares Redeemed	(24,710)	(82,491)
Net decrease in shares of beneficial interest outstanding	(24,251)	(22,615)

Class C:
Shares Sold	728	3,605
Shares Redeemed	(21,367)	(25,806)
Net decrease in shares of beneficial interest outstanding	(20,639)	(22,201)

Class I:
Shares Sold	60,920	72,099
Shares Redeemed	(218,689)	(263,738)
Net decrease in shares of beneficial interest outstanding	(157,769)	(191,639)

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
FROM OPERATIONS
Net investment income	$2,787,083	$1,232,021
Net realized loss from security transactions	(2,249,831)	(2,580,562)
Net change in unrealized appreciation (depreciation) on investments	490,970	(1,096,744)
Net increase (decrease) in net assets resulting from operations	1,028,222	(2,445,285)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(96)	(346)
Class C	(15,254)	(3,271)
Class I	(2,747,173)	(1,243,173)
Net decrease in net assets resulting from distributions to shareholders	(2,762,523)	(1,246,790)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class C	—	10,000
Class I	40,186,847	87,041,210
Net asset value of shares issued in reinvestment of distributions:
Class A	96	347
Class C	14,533	3,071
Class I	2,388,736	756,051
Payments for shares redeemed:
Class A	(19,978)	(84,861)
Class C	(20,439)	(32,131)
Class I	(37,696,470)	(59,845,616)
Net increase in net assets resulting from shares of beneficial interest	4,853,325	27,848,071

TOTAL INCREASE IN NET ASSETS	3,119,024	24,155,996

NET ASSETS
Beginning of Year	88,374,112	64,218,116
End of Year	$91,493,136	$88,374,112

SHARE ACTIVITY
Class A:
Shares Reinvested	10	34
Shares Redeemed	(2,081)	(8,388)
Net decrease in shares of beneficial interest outstanding	(2,071)	(8,354)

Class C:
Shares Sold	—	1,002
Shares Reinvested	1,530	307
Shares Redeemed	(2,140)	(3,220)
Net decrease in shares of beneficial interest outstanding	(610)	(1,911)

Class I:
Shares Sold	4,136,953	8,661,464
Shares Reinvested	249,395	75,758
Shares Redeemed	(3,913,255)	(6,046,499)
Net increase in shares of beneficial interest outstanding	473,093	2,690,723

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2023		2022		2021	2020	2019
Net asset value, beginning of year	$9.13		$10.92		$9.06	$9.80	$9.88
Activity from investment operations:
Net investment income (1)	0.21		0.17		0.07	0.11	0.19
Net realized and unrealized gain (loss) on investments	0.55		(1.76)		1.86	(0.76)	(0.10)
Total from investment operations	0.76		(1.59)		1.93	(0.65)	0.09
Less distributions from:
Net investment income	(0.23)		(0.20)		(0.07)	(0.09)	(0.17)
Total distributions	(0.23)		(0.20)		(0.07)	(0.09)	(0.17)
Net asset value, end of year	$9.66		$9.13		$10.92	$9.06	$9.80
Total return (2)	8.47%		(14.88)%		21.34%	(6.73)%	0.95%
Net assets, at end of year (000s)	$8,183		$10,388		$15,277	$15,318	$16,944
Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	1.69%		1.52%		1.46%	1.32%	1.32%
Ratio of net expenses to average net assets (3)	1.38	% (5)	1.38	% (5)	1.45%	1.32%	1.34%
Ratio of net investment income to average net assets (3,4)	2.34	% (5)	1.74	% (5)	0.64%	1.10%	1.95%
Portfolio Turnover Rate	251%		290%		150%	294%	210%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Net expenses to average net assets	1.45%	1.45%	N/A	N/A	N/A
Net investment income to average net assets	2.27%	1.67%	N/A	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2023		2022		2021	2020	2019
Net asset value, beginning of year	$9.02		$10.85		$9.02	$9.79	$9.86
Activity from investment operations:
Net investment income (loss) (1)	0.14		0.10		(0.01)	0.03	0.11
Net realized and unrealized gain (loss) on investments	0.54		(1.75)		1.86	(0.75)	(0.09)
Total from investment operations	0.68		(1.65)		1.85	(0.72)	0.02
Less distributions from:
Net investment income	(0.18)		(0.18)		(0.02)	(0.05)	(0.09)
Total distributions	(0.18)		(0.18)		(0.02)	(0.05)	(0.09)
Net asset value, end of year	$9.52		$9.02		$10.85	$9.02	$9.79
Total return (2)	7.59%		(15.51)%		20.54%	(7.46)%	0.26%
Net assets, at end of year (000s)	$646		$742		$886	$647	$915
Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	2.44%		2.27%		2.21%	2.07%	2.07%
Ratio of net expenses to average net assets (3)	2.13	% (5)	2.13	% (5)	2.20%	2.07%	2.09%
Ratio of net investment income (loss) to average net assets (3,4)	1.62	% (5)	1.02	% (5)	(0.05)%	0.26%	1.18%
Portfolio Turnover Rate	251%		290%		150%	294%	210%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Net expenses to average net assets	2.20%	2.20%	N/A	N/A	N/A
Net investment income to average net assets	1.55%	0.95%	N/A	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2023		2022		2021	2020	2019
Net asset value, beginning of year	$9.10		$10.87		$9.02	$9.78	$9.88
Activity from investment operations:
Net investment income (1)	0.23		0.20		0.08	0.13	0.21
Net realized and unrealized gain (loss) on investments	0.56		(1.76)		1.87	(0.76)	(0.09)
Total from investment operations	0.79		(1.56)		1.95	(0.63)	0.12
Less distributions from:
Net investment income	(0.26)		(0.21)		(0.10)	(0.13)	(0.22)
Total distributions	(0.26)		(0.21)		(0.10)	(0.13)	(0.22)
Net asset value, end of year	$9.63		$9.10		$10.87	$9.02	$9.78
Total return (2)	8.78	% (5)	(14.65)%		21.63%	(6.52)%	1.27%
Net assets, at end of year (000s)	$18,998		$25,242		$42,736	$68,640	$99,627
Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	1.44%		1.27%		1.21%	1.07%	1.07%
Ratio of net expenses to average net assets (3)	1.13	% (5)	1.13	% (5)	1.20%	1.07%	1.09%
Ratio of net investment income to average net assets (3,4)	2.58	% (5)	2.00	% (5)	0.83%	1.35%	2.20%
Portfolio Turnover Rate	251%		290%		150%	294%	210%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Net expenses to average net assets	1.20%	1.20%	N/A	N/A	N/A
Net investment income to average net assets	2.52%	1.93%	N/A	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2023		2022		2021	2020	2019
Net asset value, beginning of year	$8.75		$9.78		$9.22	$9.94	$9.70
Activity from investment operations:
Net investment income (1)	0.23		0.12		0.11	0.15	0.28
Net realized and unrealized gain (loss) on investments	(0.06)		(1.00)		0.57	(0.72)	0.22
Total from investment operations	0.17		(0.88)		0.68	(0.57)	0.50
Less distributions from:
Net investment income	(0.25)		(0.15)		(0.12)	(0.15)	(0.26)
Total distributions	(0.25)		(0.15)		(0.12)	(0.15)	(0.26)
Net asset value, end of year	$8.67		$8.75		$9.78	$9.22	$9.94
Total return (2)	2.03%		(9.12)%		7.37%	(5.82)%	5.24%
Net assets, at end of year (000s)	$3,082		$3,679		$5,422	$7,266	$13,910
Ratio of expenses to average net assets (3)	1.82	% (5)	1.76	% (5)	1.70%	1.61%	1.54%
Ratio of net investment income to average net assets (3,4)	2.69	% (5)	1.32	% (5)	1.18%	1.55%	2.87%
Portfolio Turnover Rate	430%		545%		205%	221%	175%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	1.85%	1.78%	N/A	N/A	N/A
Net investment income to average net assets	2.66%	1.30%	N/A	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2023		2022		2021	2020	2019
Net asset value, beginning of year	$8.66		$9.71		$9.13	$9.83	$9.60
Activity from investment operations:
Net investment income (1)	0.16		0.04		0.04	0.06	0.20
Net realized and unrealized gain (loss) on investments	(0.06)		(0.98)		0.55	(0.69)	0.22
Total from investment operations	0.10		(0.94)		0.59	(0.63)	0.42
Less distributions from:
Net investment income	(0.20)		(0.11)		(0.01)	(0.07)	(0.19)
Total distributions	(0.20)		(0.11)		(0.01)	(0.07)	(0.19)
Net asset value, end of year	$8.56		$8.66		$9.71	$9.13	$9.83
Total return (2)	1.24%		(9.74)%		6.47%	(6.50)%	4.47%
Net assets, at end of year (000s)	$948		$1,199		$1,384	$3,416	$3,493
Ratio of expenses to average net assets (3)	2.57	% (5)	2.51	% (5)	2.45%	2.36%	2.29%
Ratio of net investment income to average net assets (3,4)	1.92	% (5)	0.48	% (5)	0.39%	0.64%	2.10%
Portfolio Turnover Rate	430%		545%		205%	221%	175%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	2.60%	2.53%	N/A	N/A	N/A
Net investment income to average net assets	1.89%	0.46%	N/A	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2023		2022		2021	2020	2019
Net asset value, beginning of year	$8.72		$9.74		$9.20	$9.93	$9.71
Activity from investment operations:
Net investment income (1)	0.25		0.14		0.14	0.18	0.30
Net realized and unrealized gain (loss) on investments	(0.05)		(0.99)		0.55	(0.72)	0.23
Total from investment operations	0.20		(0.85)		0.69	(0.54)	0.53
Less distributions from:
Net investment income	(0.27)		(0.17)		(0.15)	(0.19)	(0.31)
Total distributions	(0.27)		(0.17)		(0.15)	(0.19)	(0.31)
Net asset value, end of year	$8.65		$8.72		$9.74	$9.20	$9.93
Total return (2)	2.35%		(8.87)%		7.50%	(5.54)%	5.56%
Net assets, at end of year (000s)	$36,474		$42,439		$54,631	$77,885	$135,463
Ratio of expenses to average net assets (3)	1.57	% (5)	1.51	% (5)	1.45%	1.36%	1.29%
Ratio of net investment income to average net assets (3,4)	2.95	% (5)	1.54	% (5)	1.43%	1.80%	3.03%
Portfolio Turnover Rate	430%		545%		205%	221%	175%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	1.60%	1.53%	N/A	N/A	N/A
Net investment income to average net assets	2.92%	1.52%	N/A	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.56	$9.15	$7.01	$8.43	$11.60
Activity from investment operations:
Net investment income (1)	0.12	0.15	0.13	0.13	0.20
Net realized and unrealized gain (loss) on investments	(0.36)	(0.58)	2.35	(1.41)	(0.79)
Total from investment operations	(0.24)	(0.43)	2.48	(1.28)	(0.59)
Less distributions from:
Net investment income	(0.12)	(0.16)	(0.34)	(0.14)	(0.18)
Net realized gains	—	—	—	—	(2.40)
Total distributions	(0.12)	(0.16)	(0.34)	(0.14)	(2.58)
Paid-in-Capital From Redemption Fees (1)	—	—	—	0.00 (2)	0.00 (2)
Net asset value, end of year	$8.20	$8.56	$9.15	$7.01	$8.43
Total return (3)	(2.81)%	(4.82)%	36.34%	(15.48)%	(5.82)%
Net assets, at end of year (000s)	$7,982	$11,406	$14,488	$17,009	$56,578
Ratio of expenses to average net assets (4)	2.02%	1.81%	1.83%	1.66%	1.52%
Ratio of net investment income to average net assets (4,5)	1.36%	1.66%	1.65%	1.70%	1.97%
Portfolio Turnover Rate	193%	156%	309%	253%	319%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.49	$9.08	$6.94	$8.38	$11.51
Activity from investment operations:
Net investment income (1)	0.05	0.08	0.07	0.07	0.12
Net realized and unrealized gain (loss) on investments	(0.35)	(0.58)	2.33	(1.41)	(0.77)
Total from investment operations	(0.30)	(0.50)	2.40	(1.34)	(0.65)
Less distributions from:
Net investment income	(0.06)	(0.09)	(0.26)	(0.10)	(0.08)
Net realized gains	—	—	—	—	(2.40)
Total distributions	(0.06)	(0.09)	(0.26)	(0.10)	(2.48)
Net asset value, end of year	$8.13	$8.49	$9.08	$6.94	$8.38
Total return (2)	(3.58)%	(5.58)%	35.42%	(16.15)%	(6.43)%
Net assets, at end of year (000s)	$4,987	$6,729	$9,174	$12,788	$32,900
Ratio of expenses to average net assets (3)	2.77%	2.56%	2.58%	2.41%	2.27%
Ratio of net investment income to average net assets (3,4)	0.60%	0.90%	0.89%	0.96%	1.20%
Portfolio Turnover Rate	193%	156%	309%	253%	319%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		June 30,	June 30,	June 30,	June 30,
	2023		2022	2021	2020	2019
Net asset value, beginning of year	$8.52		$9.11	$6.99	$8.39	$11.60
Activity from investment operations:
Net investment income (1)	0.14		0.18	0.15	0.15	0.22
Net realized and unrealized gain (loss) on investments	(0.37)		(0.59)	2.34	(1.40)	(0.78)
Total from investment operations	(0.23)		(0.41)	2.49	(1.25)	(0.56)
Less distributions from:
Net investment income	(0.14)		(0.18)	(0.37)	(0.15)	(0.25)
Net realized gains	—		—	—	—	(2.40)
Total distributions	(0.14)		(0.18)	(0.37)	(0.15)	(2.65)
Paid-in-Capital From Redemption Fees (1)	—		—	—	—	0.00 (2)
Net asset value, end of year	$8.15		$8.52	$9.11	$6.99	$8.39
Total return (3)	(2.68	)% (4)	(4.60)%	36.60%	(15.19)%	(5.53)%
Net assets, at end of year (000s)	$17,228		$19,314	$24,408	$28,164	$205,128
Ratio of expenses to average net assets (5)	1.77%		1.56%	1.58%	1.41%	1.27%
Ratio of net investment income to average net assets (5,6)	1.63%		1.90%	1.89%	1.95%	2.20%
Portfolio Turnover Rate	193%		156%	309%	253%	319%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,	June 30,	June 30,	June 30,		June 30,
	2023	2022	2021	2020		2019
Net asset value, beginning of year	$10.49	$12.32	$7.76	$10.38		$10.63
Activity from investment operations:
Net investment income (loss) (1)	(0.08)	(0.15)	(0.10)	(0.06)		0.00 (3)
Net realized and unrealized gain (loss) on investments	0.47	(1.68)	4.66	(2.11)		0.33
Total from investment operations	0.39	(1.83)	4.56	(2.17)		0.33
Less distributions from:
Net investment income	—	—	—	—		(0.01)
Net realized gains	—	—	—	(0.45)		(0.57)
Return of capital	—	—	—	(0.00	) (3)	—
Total distributions	—	—	—	(0.45)		(0.58)
Paid-in-Capital From Redemption Fees (1)	—	—	—	—		0.00 (2)
Net asset value, end of year	$10.88	$10.49	$12.32	$7.76		$10.38
Total return (3)	3.72%	(14.85)%	58.76%	(21.99)%		3.36%
Net assets, at end of year (000s)	$864	$1,088	$1,555	$1,314		$5,610
Ratio of expenses to average net assets before fee waivers/recapture (4)	3.05%	2.64%	2.46%	1.97%		1.76%
Ratio of net expenses after waiver/recapture to average net assets (4)	2.25%	2.25%	2.25%	1.97%		1.76%
Ratio of net investment income (loss) to average net assets (4,5)	(0.76)%	(1.23)%	(0.98)%	(0.56)%		0.03%
Portfolio Turnover Rate	296%	222%	400%	428%		571%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,	June 30,	June 30,	June 30,		June 30,
	2023	2022	2021	2020		2019
Net asset value, beginning of year	$10.06	$11.90	$7.55	$10.19		$10.51
Activity from investment operations:
Net investment loss (1)	(0.15)	(0.22)	(0.17)	(0.13)		(0.07)
Net realized and unrealized gain (loss) on investments	0.44	(1.62)	4.52	(2.06)		0.32
Total from investment operations	0.29	(1.84)	4.35	(2.19)		0.25
Less distributions from:
Net investment income	—	—	—	—		—
Net realized gains	—	—	—	(0.45)		(0.57)
Return of capital	—	—	—	(0.00	) (3)	—
Total distributions	—	—	—	(0.45)		(0.57)
Net asset value, end of year	$10.35	$10.06	$11.90	$7.55		$10.19
Total return (2)	2.88%	(15.46)%	57.62%	(22.61)%		2.64%
Net assets, at end of year (000s)	$605	$796	$1,205	$2,223		$3,828
Ratio of expenses to average net assets before fee waivers (3)	3.80%	3.39%	3.21%	2.72%		2.51%
Ratio of net expenses after waiver to average net assets (3)	3.00%	3.00%	3.00%	2.72%		2.51%
Ratio of net investment loss to average net assets (3,4)	(1.51)%	(1.94)%	(1.76)%	(1.35)%		(0.71)%
Portfolio Turnover Rate	296%	222%	400%	428%		571%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,	June 30,	June 30,	June 30,		June 30,
	2023	2022	2021	2020		2019
Net asset value, beginning of year	$10.62	$12.44	$7.82	$10.42		$10.67
Activity from investment operations:
Net investment income (loss) (1)	(0.05)	(0.12)	(0.07)	(0.03)		0.03
Net realized and unrealized gain (loss) on investments	0.47	(1.70)	4.69	(2.12)		0.32
Total from investment operations	0.42	(1.82)	4.62	(2.15)		0.35
Less distributions from:
Net investment income	—	—	—	—		(0.03)
Net realized gains	—	—	—	(0.45)		(0.57)
Return of capital	—	—	—	(0.00	) (3)	—
Total distributions	—	—	—	(0.45)		(0.60)
Net asset value, end of year	$11.04	$10.62	$12.44	$7.82		$10.42
Total return (2)	3.95%	(14.63)%	59.08%	(21.70)%		3.53%
Net assets, at end of year (000s)	$7,990	$9,361	$13,344	$14,110		$42,194
Ratio of expenses to average net assets before fee waivers/recapture (3)	2.80%	2.39%	2.21%	1.72%		1.51%
Ratio of net expenses after waiver/recapture to average net assets (3)	2.00%	2.00%	2.00%	1.72%		1.51%
Ratio of net investment income (loss) to average net assets (3,4)	(0.51)%	(0.95)%	(0.74)%	(0.31)%		0.28%
Portfolio Turnover Rate	296%	222%	400%	428%		571%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.82	$10.14	$9.53	$9.93	$9.88
Activity from investment operations:
Net investment income (1)	0.17	0.17	0.25	0.30	0.33
Net realized and unrealized gain (loss) on investments	0.05	(0.38)	0.63	(0.51)	0.02
Total from investment operations	0.22	(0.21)	0.88	(0.21)	0.35
Less distributions from:
Net investment income	(0.23)	(0.11)	(0.27)	(0.19)	(0.30)
Total distributions	(0.23)	(0.11)	(0.27)	(0.19)	(0.30)
Net asset value, end of year	$9.81	$9.82	$10.14	$9.53	$9.93
Total return (2)	2.23%	(2.14)%	9.25%	(2.14)%	3.61%
Net assets, at end of year (000s)	$110 (3)	$20	$106	$97	$265
Ratio of expenses to average net assets (4)	1.33%	1.32%	1.41%	1.40%	1.33%
Ratio of net investment income to average net assets (4,5)	1.71%	1.66%	2.50%	3.00%	3.27%
Portfolio Turnover Rate	404%	358%	148%	412%	209%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Less than $1,000.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Class C

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30,	June 30,	June 30,		June 30,	June 30,
	2023	2022	2021		2020	2019
Net asset value, beginning of year	$9.71	$10.04	$9.42		$9.86	$9.79
Activity from investment operations:
Net investment income (1)	0.24	0.06	0.18		0.15	0.25
Net realized and unrealized gain (loss) on investments	(0.18)	(0.34)	0.61		(0.44)	0.08
Total from investment operations	0.06	(0.28)	0.79		(0.29)	0.33
Less distributions from:
Net investment income	(0.22)	(0.05)	(0.17)		(0.15)	(0.26)
Total distributions	(0.22)	(0.05)	(0.17)		(0.15)	(0.26)
Net asset value, end of year	$9.55	$9.71	$10.04		$9.42	$9.86
Total return (2)	0.67%	(2.84)%	8.58	% (5)	(2.94)%	3.36%
Net assets, at end of year (000s)	$662	$679	$722		$531	$398
Ratio of expenses to average net assets (3)	2.08%	2.07%	2.16%		2.15%	2.08%
Ratio of net investment income to average net assets (3,4)	2.52%	0.58%	1.77%		1.57%	2.55%
Portfolio Turnover Rate	404%	358%	148%		412%	209%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Class I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.79	$10.12	$9.51	$9.97	$9.92
Activity from investment operations:
Net investment income (1)	0.33	0.14	0.28	0.27	0.34
Net realized and unrealized gain (loss) on investments	(0.17)	(0.34)	0.63	(0.46)	0.05
Total from investment operations	0.16	(0.20)	0.91	(0.19)	0.39
Less distributions from:
Net investment income	(0.32)	(0.13)	(0.30)	(0.27)	(0.34)
Total distributions	(0.32)	(0.13)	(0.30)	(0.27)	(0.34)
Paid-in-Capital From Redemption Fees (1)	—	—	—	—	0.00 (2)
Net asset value, end of year	$9.63	$9.79	$10.12	$9.51	$9.97
Total return (3)	1.67%	(1.96)%	9.61%	(1.93)%	3.93%
Net assets, at end of year (000s)	$90,831	$87,675	$63,391	$56,331	$79,514
Ratio of expenses to average net assets (4)	1.08%	1.07%	1.16%	1.15%	1.08%
Ratio of net investment income to average net assets (4,5)	3.40%	1.37%	2.76%	2.79%	3.41%
Portfolio Turnover Rate	404%	358%	148%	412%	209%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

1.	ORGANIZATION

The Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Momentum Fund and Donoghue Forlines Tactical Allocation Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Donoghue Forlines Tactical Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Donoghue Forlines Dividend Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Donoghue Forlines Tactical Income Fund and Donoghue Forlines Dividend Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Donoghue Forlines Risk Managed Income Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the Donoghue Forlines Momentum Fund commenced operations on December 23, 2016. The Donoghue Forlines Tactical Allocation Fund Class A, Class C and Class I shares commenced operations on April 6, 2018.

The Funds’ investment objectives are as follows:

Donoghue Forlines Tactical Allocation Fund – long-term capital appreciation.

Donoghue Forlines Tactical Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Donoghue Forlines Dividend Fund – total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Donoghue Forlines Momentum Fund – capital growth with a secondary objective of generating income.

Donoghue Forlines Risk Managed Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Each Fund currently offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”)

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed- end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed -end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023 for the Funds’ investments measured at fair value:

Donoghue Forlines Tactical Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$22,434,520	$—	$—	$22,434,520
Open End Funds	4,881,493	—	—	4,881,493
Collateral For Securities Loaned	5,209,819	—	—	5,209,819
Money Market Fund	357,378	—	—	357,378
Total	$32,883,210	$—	$—	$32,883,210

Donoghue Forlines Tactical Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$29,740,667	$—	$—	$29,740,667
Open End Funds	10,085,431	—	—	10,085,431
Collateral For Securities Loaned	11,581,947	—	—	11,581,947
Money Market Fund	320,131	—	—	320,131
Total	$51,728,176	$—	$—	$51,728,176

Donoghue Forlines Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$15,598,068	$—	$—	$15,598,068
Exchnage-Traded Funds	14,174,632	—	—	14,174,632
Collateral For Securities Loaned	8,893,615	—	—	8,893,615
Money Market Funds	487,299	—	—	487,299
Total	$39,153,614	$—	$—	$39,153,614

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Donoghue Forlines Momentum Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$9,331,281	$—	$—	$9,331,281
Collateral For Securities Loaned	3,070,866	—	—	3,070,866
Money Market Fund	130,996	—	—	130,996
Total	$12,533,143	$—	$—	$12,533,143

Donoghue Forlines Risk Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$52,074,226	$—	$—	$52,074,226
Open End Funds	38,496,106	—	—	$38,496,106
Collateral For Securities Loaned	24,753,743	—	—	24,753,743
Money Market Fund	1,126,360	—	—	1,126,360
Total	$116,450,435	$—	$—	$116,450,435

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security or industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. ETFs trade like common stock and represent a fixed portfolio of securities. The Funds may purchase ETFs to gain exposure to a portion of the U.S. or a foreign market. The risks of owning ETFs generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex -dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30th, 2020 - 2022 or expected to be taken in the Funds’ June 30, 2023, tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Donoghue Forlines Tactical Allocation Fund	$63,079,423	$65,699,384
Donoghue Forlines Tactical Income Fund	141,289,606	126,996,539
Donoghue Forlines Dividend Fund	67,052,567	72,636,988
Donoghue Forlines Momentum Fund	29,792,166	31,888,743
Donoghue Forlines Risk Managed Income Fund	191,425,472	99,135,106

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Tactical Income Fund, Donoghue Forlines Dividend Fund and Donoghue Forlines Momentum Fund pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Forlines Risk Managed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, Donoghue Forlines Tactical Allocation Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the year ended June 30, 2023, the Advisor earned fees as follows:

Management Fee
Donoghue Forlines Tactical Allocation Fund	$230,027
Donoghue Forlines Tactical Income Fund	445,822
Donoghue Forlines Dividend Fund	353,373
Donoghue Forlines Momentum Fund	102,368
Donoghue Forlines Risk Managed Income Fund	533,597

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 31, 2023, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) will not exceed 2.25%, 3.00% and 2.00% of all Funds except, Donoghue Forlines Tactical Allocation Fund, will not exceed 1.45%, 2.20% and 1.20% of the average daily

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

net assets for Class A, Class C, and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement.

During the year ended June 30, 2023 the following funds waived fees pursuant to the expense limitation agreement.

Fund	Fees Waived
Donoghue Forlines Tactical Allocation Fund	$73,701
Donoghue Forlines Momentum Fund	81,946

Fees waived or expenses reimbursed may be recouped by the Advisor from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	June 30, 2024	June 30, 2025	June 30, 2026	Total
Donoghue Forlines Tactical Allocation Fund	$6,690	$35,277	$73,701	$115,668
Donoghue Forlines Momentum Fund	35,648	57,849	81,946	175,443

Pursuant to an exemptive order, each Fund may invest a portion of its assets in other funds managed by the Advisor. During the year ended June 30, 2023 the Donoghue Forlines Tactical Income Fund and Donoghue Forlines Tactical Allocation Fund invested in the Donoghue Forlines Risk Managed Innovation ETF and the Donoghue Forlines Yield Enhanced Real Asset ETF which are sub-advised by the Advisor. During the year ended June 30, 2023 the Donoghue Forlines Tactical Income Fund invested in the Donoghue Forlines Dividend Fund Class I. The Advisor waived a portion of its advisory fee based on the Fund’s investment in the above-mentioned funds as follows:

Fund	Fees Waived
Donoghue Forlines Tactical Allocation Fund	$20,859
Donoghue Forlines Tactical Income Fund	14,329

The fees waived shown in the table above are not subject to recapture.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the year ended June 30, 2023 the Funds incurred distribution fees as follows:

	Class A	Class C
Donoghue Forlines Tactical Allocation Fund	$23,382	$6,803
Donoghue Forlines Tactical Income Fund	8,208	10,068
Donoghue Forlines Dividend Fund	25,277	58,385
Donoghue Forlines Momentum Fund	2,420	6,240
Donoghue Forlines Risk Managed Income Fund	17	6,575

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the year ended June 30, 2023 the Distributor received underwriter commissions as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Donoghue Forlines Tactical Allocation Fund	$241	$39
Donoghue Forlines Tactical Income Fund	1,005	155
Donoghue Forlines Dividend Fund	4,732	758
Donoghue Forlines Momentum Fund	—	—
Donoghue Forlines Risk Managed Income Fund	—	—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at June 30, 2023 are noted in the Fund’s Schedule of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Donoghue Forlines Tactical Allocation Fund

					Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value End	Credited to	Shares End
	Year	Purchases	Sales Proceeds	(Loss)	(Depreciation)	of Year	Income	of Year
Donoghue Forlines Risk Managed Innovation ETF	$8,939,143	$5,709,352	$(11,184,500)	$(2,385,746)	$3,130,336	$4,208,585	$—	166,413
Donoghue Forlines Yield Enhanced Real Asset ETF	3,929,250	6,225,655	(6,102,311)	(486,317)	611,156	4,177,433	281,803	156,282
FCF International Quality ETF *	3,631,257	66,853	(2,266,044)	(719,166)	678,635	1,391,535	149,142	51,277
				$(3,591,229)	$4,420,127	$9,777,553	$430,945

Donoghue Forlines Tactical Income Fund

					Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value End	Credited to	Shares End
	Year	Purchases	Sales Proceeds	(Loss)	(Depreciation)	of Year	Income	of Year
Donoghue Forlines Dividend Fund Class I	$—	$2,244,201	$(2,077,403)	$(166,798)	$—	$—	$8,646	—
Donoghue Forlines Risk Managed Innovation ETF	2,238,586	76,488	(2,381,978)	(355,249)	422,153	—	—	—
Donoghue Forlines Yield Enhanced Real Asset ETF	4,025,383	3,663,851	(5,718,748)	(517,610)	581,846	2,034,722	168,200	76,121
				$(1,039,657)	$1,003,999	$2,034,722	$176,846

*	As of June 30, 2023 FCF International Quality ETF is no long considered an affiliated investment.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

6.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with U.S Bank N.A., the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third- party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2023:

Gross Amounts Not Offset in the Statement of Assets & Liabilities

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
		Statements of	in the Statements	Financial
	Gross Amounts of	Assets &	of Assets &	Instruments	Pledged Collateral	Net Amount of
Assets:	Recognized Assets	Liabilities	Liabilities	Pledged	Received *	Assets
Donoghue Forlines Tactical Allocation Fund
Description:
Securities Loaned	$5,093,648	$—	$5,093,648	$—	$5,093,648	$—
Total	$5,093,648	$—	$5,093,648	$—	$5,093,648	$—

Donoghue Forlines Tactical Income Fund
Description:
Securities Loaned	$11,368,005	$—	$11,368,005	$—	$11,368,005	$—
Total	$11,368,005	$—	$11,368,005	$—	$11,368,005	$—

Donoghue Forlines Dividend Fund
Description:
Securities Loaned	$8,690,471	$—	$8,690,471	$—	$8,690,471	$—
Total	$8,690,471	$—	$8,690,471	$—	$8,690,471	$—

Donoghue Forlines Momentum Fund
Description:
Securities Loaned	$3,038,796	$—	$3,038,796	$—	$3,038,796	$—
Total	$3,038,796	$—	$3,038,796	$—	$3,038,796	$—

Donoghue Forlines Risk Managed Income Fund
Description:
Securities Loaned	$24,090,742	$—	$24,090,742	$—	$24,090,742	$—
Total	$24,090,742	$—	$24,090,742	$—	$24,090,742	$—

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

The following table breaks out the holdings received as collateral as of June 30, 2023:

Securities Lending Transactions
Overnight and Continuous
Donoghue Forlines Tactical Allocation Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$5,209,819

Donoghue Forlines Tactical Income Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$11,581,947

Donoghue Forlines Dividend Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$8,893,615

Donoghue Forlines Momentum Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$3,070,866

Donoghue Forlines Risk Managed Income Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$24,753,743

The fair value of the securities loaned for Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Risk Managed Income Fund totaled $5,093,648, $11,368,005, $8,690,471, $3,038,796, and $24,090,742 at June 30, 2023, respectively. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $5,209,819, $11,581,947, $8,893,615, $3,070,866, and $24,753,743 for the Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Risk Managed Income Fund at June 30, 2023, respectively. This amount is offset by a liability recorded as “Securities Lending Collateral” on the Statements of Assets and Liabilities.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2023, and June 30, 2022 was as follows:

	For the period ended June 30, 2023
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Tactical Allocation Fund	$762,668	$—	$—	$762,668
Donoghue Forlines Tactical Income Fund	1,294,931	—	—	1,294,931
Donoghue Forlines Dividend Fund	492,045	—	—	492,045
Donoghue Forlines Momentum Fund	—	—	—	—
Donoghue Forlines Risk Managed Income Fund	2,762,523	—	—	2,762,523

	For the period ended June 30, 2022
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Tactical Allocation Fund	$894,670	$—	$—	$894,670
Donoghue Forlines Tactical Income Fund	1,039,527	—	—	1,039,527
Donoghue Forlines Dividend Fund	768,500	—	—	768,500
Donoghue Forlines Momentum Fund	—	—	—	—
Donoghue Forlines Risk Managed Income Fund	1,246,790	—	—	1,246,790

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

As of June 30, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Donoghue Forlines Tactical Allocation Fund	$707	$—	$(5,253,523)	$—	$—	$(252,995)	$(5,505,811)
Donoghue Forlines Tactical Income Fund	20,240	—	(22,026,977)	—	(519,963)	(46,373)	(22,573,073)
Donoghue Forlines Dividend Fund	177,944	—	(119,622,515)	—	(3,187,124)	546,199	(122,085,496)
Donoghue Forlines Momentum Fund	—	—	(1,966,019)	—	(37,324)	769,496	(1,233,847)
Donoghue Forlines Risk Managed Income Fund	26,205	—	(5,667,299)	—	(10,191)	485,810	(5,165,475)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Donoghue Forlines Momentum Fund incurred and elected to defer such late year losses of $37,324.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Donoghue Forlines Dividend Fund, Donoghue Forlines Tactical Income Fund, and Donoghue Forlines Risk Managed Income Fund incurred and elected to defer such capital losses of $3,187,124, $519,963, and $10,191.

At June 30, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

Fund	Short-Term	Long-Term	Total	CLCF Utilized
Donoghue Forlines Tactical Allocation Fund	$4,637,351	$616,172	$5,253,523	$—
Donoghue Forlines Tactical Income Fund	21,635,977	391,000	22,026,977	—
Donoghue Forlines Dividend Fund	87,421,374	32,201,141	119,622,515	36,952
Donoghue Forlines Momentum Fund	1,966,019	—	1,966,019	—
Donoghue Forlines Risk Managed Income Fund	5,432,943	234,356	5,667,299	—

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, tax treatment of net operating losses, and the tax adjustments for prior year tax returns resulted in reclassifications for the Funds for the fiscal year ended June 30, 2023, as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Donoghue Forlines Tactical Allocation Fund	$(339)	$339
Donoghue Forlines Tactical Income Fund	—	—
Donoghue Forlines Dividend Fund	—	—
Donoghue Forlines Momentum Fund	(103,391)	103,391
Donoghue Forlines Risk Managed Income Fund	(1,645)	1,645

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation / Depreciation
Donoghue Forlines Tactical Allocation Fund	$33,136,205	$459,543	$(712,538)	$(252,995)
Donoghue Forlines Tactical Income Fund	51,774,549	167,533	(213,906)	(46,373)
Donoghue Forlines Dividend Fund	38,607,415	1,225,561	(679,362)	546,199
Donoghue Forlines Momentum Fund	11,763,647	943,738	(174,242)	769,496
Donoghue Forlines Risk Managed Income Fund	115,964,625	488,186	(2,376)	485,810

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

9.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Donoghue Forlines Tactical Income Fund (the “Fund”) currently invests a portion of its assets in the SPDR Bloomberg High Yield Bond ETF (the “Security”). The SPDR® Bloomberg High Yield Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Bloomberg High Yield Very Liquid Index. The Fund may redeem their investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the Security. The financial statements of Securities, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of June 30, 2023, the percentage of the Donoghue Forlines Tactical Income Fund’s net assets invested in the SPDR Bloomberg High Yield Bond ETF was 27.0%.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Matrix Trust Company	Donoghue Forlines Tactical Allocation Fund	42.61%
Matrix Trust Company	Donoghue Forlines Tactical Income Fund	25.74%
TD Ameritrade, Inc.	Donoghue Forlines Tactical Income Fund	30.99%
Pershing LLC	Donoghue Forlines Dividend Fund	37.54%
Matrix Trust Company	Donoghue Forlines Momentum Fund	56.58%
National Financial Services	Donoghue Forlines Risk Managed Income Fund	52.54%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Deloitte & Touche LLP 695 Town Center Drive Suite 1000 Costa Mesa, CA 92626 USA Tel: 714 436 7100 Fax: 714 436 7200 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Tactical Allocation Fund (the “Funds”), five of the funds constituting the Northern Lights Fund Trust (the “Trust”), as of June 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds of the Trust as of June 30, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

August 29, 2023

We have served as the auditor of one or more Donoghue Forlines Funds investment companies since 2018.

Donoghue Forlines Funds
EXPENSE EXAMPLE (Unaudited)
June 30, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	1/1/23	6/30/23	Period	6/30/23	Period

Donoghue Forlines Tactical Allocation Fund Class A	1.45%	$1,000.00	$1,073.20	$7.45	$1,017.60	$7.25
Donoghue Forlines Tactical Allocation Fund Class C	2.20%	$1,000.00	$1,069.60	$11.29	$1,013.88	$10.99
Donoghue Forlines Tactical Allocation Fund Class I	1.20%	$1,000.00	$1,074.80	$6.17	$1,018.84	$6.01
Donoghue Forlines Tactical Income Fund – Class A	1.83%	$1,000.00	$1,033.00	$9.22	$1,015.72	$9.15
Donoghue Forlines Tactical Income Fund – Class C	2.58%	$1,000.00	$1,029.60	$12.98	$1,012.00	$12.87
Donoghue Forlines Tactical Income Fund – Class I	1.58%	$1,000.00	$1,034.40	$7.97	$1,016.96	$7.90
Donoghue Forlines Dividend Fund – Class A	2.03%	$1,000.00	$963.60	$9.88	$1,014.73	$10.14
Donoghue Forlines Dividend Fund – Class C	2.78%	$1,000.00	$959.50	$13.51	$1,011.01	$13.86
Donoghue Forlines Dividend Fund – Class I	1.78%	$1,000.00	$965.80	$8.68	$1,015.97	$8.90
Donoghue Forlines Momentum Fund – Class A	2.25%	$1,000.00	$1,102.30	$11.73	$1,013.64	$11.23
Donoghue Forlines Momentum Fund – Class C	3.00%	$1,000.00	$1,097.60	$15.60	$1,009.92	$14.95
Donoghue Forlines Momentum Fund – Class I	2.00%	$1,000.00	$1,104.00	$10.43	$1,014.88	$9.99
Donoghue Forlines Risk Managed Income Fund – Class A	1.35%	$1,000.00	$1,034.40	$6.81	$1,018.10	$6.76
Donoghue Forlines Risk Managed Income Fund – Class C	2.10%	$1,000.00	$1,025.40	$10.55	$1,014.38	$10.49
Donoghue Forlines Risk Managed Income Fund – Class I	1.10%	$1,000.00	$1,030.10	$5.54	$1,019.34	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Donoghue Forlines Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended June 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Donoghue Forlines Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) commencing August 2022 (President- Elect 2022-2023, President 2023-2024; Past President 2024- 2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

6/30/23 – NLFT_v1

Donoghue Forlines Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2023

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President, Principal Executive Officer Since June 2017	Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (since 2020); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President, Gemini Fund Services, LLC (2019-2020); President, Gemini Fund Services, LLC (2012-2019); Treasurer of the Trust (2006-June 2017).	N/A	N/A
James Colantino Born in 1969	Treasurer, Principal Accounting Officer Since June 2017	Senior Vice President Fund Administration, Ultimus Fund Solutions (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Associate Director, Ultimus Fund Solutions (since 2022); Manager of Legal Administration, Ultimus Fund Solutions (2020-2022); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020); Senior Paralegal, Gemini Fund Services, LLC (2013 - 2018).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of June 30, 2023, the Trust was comprised of 65 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-779-7462.

6/30/23 – NLFT_v1

PRIVACY NOTICE

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

Social Security number and wire transfer instructions

account transactions and transaction history

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

open an account or deposit money

direct us to buy securities or direct us to sell your securities seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

affiliates from using your information to market to you.

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR
Donoghue Forlines LLC
One International Place, Suite 310
Boston, MA 02110

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DONOGHUE-A23

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees                                                           2022        2023

Donoghue Forlines Tactical Income Fund               $15,130     $15,580

Donoghue Forlines Dividend Fund                          $15,130     $15,580

Donoghue Forlines Momentum Fund                     $15,130       $15,580

Donoghue Forlines Risk Managed Income Fund     $15,130       $15,580

Donoghue Forlines Tactical Allocation Fund            $15,540     $16,010

(b)       Audit-Related Fees                                             2022           2023

Donoghue Forlines Tactical Income Fund               None           None

Donoghue Forlines Dividend Fund                         None           None

Donoghue Forlines Momentum Fund                      None           None

Donoghue Forlines Risk Managed Income Fund     None          None

Donoghue Forlines Tactical Allocation Fund         None            None

(c)       Tax Fees                                                                 2022          2023

Donoghue Forlines Tactical Income Fund                    $3,300         $3,400

Donoghue Forlines Dividend Fund                              $3,300        $3,400

Donoghue Forlines Momentum Fund                          $3,300        $3,400

Donoghue Forlines Risk Managed Income Fund         $3,300        $3,400

Donoghue Forlines Tactical Allocation Fund                $3,410        $3,510

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)       All Other Fees                                                      2022         2023

Donoghue Forlines Tactical Income Fund                  None         None

Donoghue Forlines Dividend Fund                            None         None

Donoghue Forlines Momentum Fund                         None         None

Donoghue Forlines Risk Managed Income Fund        None        None

Donoghue Forlines Tactical Allocation Fund              None       None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Donoghue Forlines Tactical Income Fund                    2022      2023

Audit-Related Fees:                                                        0.00%    0.00%

Tax Fees:                                                                       0.00%    0.00%

All Other Fees:                                                              0.00%     0.00%

Donoghue Forlines Dividend Fund                                2022      2023

Audit-Related Fees:                                                          0.00%    0.00%

Tax Fees:                                                                         0.00%    0.00%

All Other Fees:                                                                 0.00%    0.00%

Donoghue Forlines Momentum Fund                          2022        2023

Audit-Related Fees:                                                         0.00%      0.00%

Tax Fees:                                                                        0.00%     0.00%

All Other Fees:                                                               0.00%     0.00%

Donoghue Forlines Risk Managed Income Fund         2022         2023

Audit-Related Fees:                                                         0.00%      0.00%

Tax Fees:                                                                       0.00%      0.00%

All Other Fees:                                                              0.00%       0.00%

Donoghue Forlines Tactical Allocation Fund               2022          2023

Audit-Related Fees:                                                         0.00%       0.00%

Tax Fees:                                                                         0.00%       0.00%

All Other Fees:                                                                0.00%       0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                                                           2022        2023

Donoghue Forlines Tactical Income Fund                $3,300      $3,400

Donoghue Forlines Dividend Fund                            $3,300     $3,400

Donoghue Forlines Momentum Fund                        $3,300      $3,400

Donoghue Forlines Risk Managed Income Fund       $3,300      $3,400

Donoghue Forlines Tactical Allocation Fund            $3,410       $3,510

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/23

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/6/23